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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Capital Allocation Fund
ING Core Equity Research Fund
ING Corporate Leaders 100 Fund
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund
ING Small Company Fund
ING Tactical Asset Allocation Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.6%
		Affiliated Investment Companies: 99.6%
1,969,557	**	ING Alternative Beta Fund - Class I	$21,015,174	9.9
2,921,899	**	ING Core Equity Research Fund- Class I	32,286,981	15.3
455,778	**	ING Emerging Countries Fund - Class I	12,110,012	5.7
213,605	**	ING Equity Dividend Fund - Class I	2,110,416	1.0
1,122,376	**	ING Global Bond Fund - Class I	13,389,942	6.3
650,236	**	ING Global Real Estate Fund - Class I	10,494,807	5.0
2,875,779	**	ING High Yield Bond Fund - Class I	21,395,796	10.1
3,058,357	**	ING Index Plus International Equity Fund - Class I	24,252,773	11.5
5,691,297	**	ING Intermediate Bond Fund - Class I	55,148,666	26.0
526,870	**, @	ING MidCap Opportunities Fund - Class I	10,400,412	4.9
594,447	**, @	ING Small Company Fund - Class I	8,203,371	3.9
		Total Mutual Funds
		(Cost $202,645,602)	210,808,350	99.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
		Energy: —%
$200,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	$—	—
200,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
			—	—
		Financials: —%
200,000	±, X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
		Total Corporate Bonds/Notes
		(Cost $508,966)	—	—
ASSET-BACKED SECURITIES: 0.0%
		Home Equity Asset-Backed Securities: 0.0%
22,834		Merrill Lynch Mortgage Investors Trust, 0.938%, 07/25/34	18,726	0.0

		Other Asset-Backed Securities: 0.0%
6,484		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.818%, 07/25/33	5,527	0.0
97,000	#, +	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	80,228	0.0
2,367		Residential Asset Mortgage Products, Inc., 0.838%, 06/25/33	1,648	0.0
			87,403	0.0
		Total Asset-Backed Securities
		(Cost $128,680)	106,129	0.0

		Total Long-Term Investments
		(Cost $203,283,248)	210,914,479	99.6

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
		Securities Lending Collateral(cc): 0.1%
317,673	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)
		(Cost $317,673)	$254,138	0.1

		Total Short-Term Investments
		(Cost $317,673)	254,138	0.1

		Total Investments in Securities (Cost $203,600,921)*	$211,168,617	99.7
		Assets in Excess of Other Liabilities	589,015	0.3
		Net Assets	$211,757,632	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	**	Investment in affiliate
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $206,299,237.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$9,893,779
	Gross Unrealized Depreciation	(5,024,399)
	Net Unrealized appreciation	$4,869,380

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Mutual Funds	$210,808,350	$—	$—	$210,808,350
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	—	—	254,138	254,138
Asset-Backed Securities	—	106,129	—	106,129
Total Investments, at value	$210,808,350	$106,129	$254,138	$211,168,617

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Capital Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	254,138	—	—	—	—	—	—	—	254,138
Total Investments, at value	$254,138	$—	$—	$—	$—	$—	$—	$—	$254,138

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 10.8%
389,500		Comcast Corp. — Class A	$8,378,145	2.2
109,529	@	DIRECTV	4,815,990	1.2
248,700		International Game Technology	3,795,162	1.0
50,181	@	Liberty Media Corp. - Starz	3,455,966	0.9
187,479		Macy’s, Inc.	4,865,080	1.3
53,900		McDonald’s Corp.	4,875,794	1.3
266,400	L	Regal Entertainment Group	3,481,848	0.9
86,500		Starbucks Corp.	3,340,630	0.9
133,100		Wyndham Worldwide Corp.	4,323,088	1.1
			41,331,703	10.8
		Consumer Staples: 7.9%
305,000		Altria Group, Inc.	8,292,950	2.2
39,600		Coca-Cola Co.	2,789,820	0.7
158,900		Coca-Cola Enterprises, Inc.	4,388,818	1.2
153,100		General Mills, Inc.	5,804,021	1.5
46,000		Lorillard, Inc.	5,125,320	1.3
45,100	@	Ralcorp Holdings, Inc.	3,904,307	1.0
			30,305,236	7.9
		Energy: 12.8%
122,600		Arch Coal, Inc.	2,490,006	0.6
56,000	@	Cameron International Corp.	2,909,760	0.8
237,420		ExxonMobil Corp.	17,578,577	4.6
91,000		Halliburton Co.	4,037,670	1.0
56,215		National Oilwell Varco, Inc.	3,716,936	1.0
82,600		Range Resources Corp.	5,349,176	1.4
111,600		Royal Dutch Shell PLC - Class A ADR	7,482,780	2.0
69,000		Schlumberger Ltd.	5,390,280	1.4
			48,955,185	12.8
		Financials: 14.1%
147,303	L	Blackstone Group LP	2,019,524	0.5
186,920		Citigroup, Inc.	5,803,866	1.5
85,300		Comerica, Inc.	2,182,827	0.6
407,500		Fifth Third Bancorp.	4,327,650	1.1
24,973		Goldman Sachs Group, Inc.	2,902,362	0.8
275,698		JPMorgan Chase & Co.	10,355,217	2.7
125,700		Prudential Financial, Inc.	6,311,397	1.6
51,158		Reinsurance Group of America, Inc.	2,730,302	0.7
88,400		Travelers Cos., Inc.	4,460,664	1.2
333,390		Wells Fargo & Co.	8,701,479	2.3
201,434		XL Group PLC	4,191,842	1.1
			53,987,130	14.1
		Health Care: 10.5%
95,400		Abbott Laboratories	5,009,454	1.3
115,700		Cardinal Health, Inc.	4,917,250	1.3
77,289		Covidien PLC	4,032,940	1.1
92,600	@	Express Scripts, Inc.	4,346,644	1.2
192,200		Johnson & Johnson	12,646,760	3.3
153,200	@	Mylan Laboratories	3,180,432	0.8
77,300		St. Jude Medical, Inc.	3,520,242	0.9
54,036		Teva Pharmaceutical Industries Ltd. ADR	2,234,929	0.6
			39,888,651	10.5
		Industrials: 11.2%
42,700		Acuity Brands, Inc.	1,965,908	0.5
64,100		Boeing Co.	4,285,726	1.1
71,000		Cooper Industries PLC	3,363,980	0.9
75,600		Dover Corp.	4,348,512	1.1
47,900		Fluor Corp.	2,908,488	0.8
76,200		General Dynamics Corp.	4,882,896	1.3
121,000		Harsco Corp.	2,766,060	0.7
34,400	@	TransDigm Group, Inc.	3,159,984	0.8
146,800		Trinity Industries, Inc.	4,045,808	1.1
44,763		Union Pacific Corp.	4,125,806	1.1
40,651	@	WABCO Holdings, Inc.	1,896,369	0.5
149,900		Waste Connections, Inc.	5,185,041	1.3
			42,934,578	11.2
		Information Technology: 19.4%
175,400	@	Adobe Systems, Inc.	4,427,096	1.2
91,800	@	Ansys, Inc.	4,955,364	1.3
46,548	@	Apple, Inc.	17,913,067	4.7
22,800	@	Google, Inc. - Class A	12,333,888	3.2
482,400		Intel Corp.	9,710,712	2.6
208,000		Jabil Circuit, Inc.	3,504,800	0.9
239,100	@	Marvell Technology Group Ltd.	3,144,165	0.8
254,900		Oracle Corp.	7,155,043	1.9
210,869		Qualcomm, Inc.	10,851,318	2.8
			73,995,453	19.4
		Materials: 4.1%
63,700		Allegheny Technologies, Inc.	3,192,644	0.9
111,600		EI Du Pont de Nemours & Co.	5,386,932	1.4
73,000		Monsanto Co.	5,031,890	1.3
77,100		Packaging Corp. of America	1,954,485	0.5
			15,565,951	4.1
		Telecommunication Services: 1.0%
104,900	@	SBA Communications Corp.	3,964,171	1.0

		Telecommunications: 3.7%
265,900		AT&T, Inc.	7,572,832	2.0
177,600		CenturyTel, Inc.	6,420,240	1.7
			13,993,072	3.7
		Utilities: 2.5%
125,200		Exelon Corp.	5,398,624	1.4

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
271,700		NV Energy, Inc.	$4,053,764	1.1
			9,452,388	2.5
		Total Common Stock
		(Cost $341,406,746)	374,373,518	98.0

SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(cc): 0.4%
1,123,339		BNY Mellon Overnight Government Fund(1)	1,123,339	0.3
232,316	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	185,853	0.1
		Total Securities Lending Collateral
		(Cost $1,355,655)	1,309,192	0.4

		Mutual Funds: 2.3%
8,929,700		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,929,700)	8,929,700	2.3

		Total Short-Term Investments
		(Cost $10,285,355)	10,238,892	2.7

		Total Investments in Securities (Cost $351,692,101)*	$384,612,410	100.7
		Liabilities in Excess of Other Assets	(2,488,804)	(0.7)
		Net Assets	$382,123,606	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $355,930,153.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$51,888,998
		Gross Unrealized Depreciation	(23,206,741)
		Net Unrealized appreciation	$28,682,257

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$374,373,518	$—	$—	$374,373,518
Short-Term Investments	10,053,039	—	185,853	10,238,892
Total Investments, at value	$384,426,557	$—	$185,853	$384,612,410

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Core Equity Research Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$185,853	$—	$—	$—	$—	$—	$—	$—	$185,853
Total Investments, at value	$185,853	$—	$—	$—	$—	$—	$—	$—	$185,853

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 11.4%
620	@	Amazon.com, Inc.	$133,480	1.2
4,600		Comcast Corp. — Class A	98,946	0.9
8,640	@	Ford Motor Co.	96,077	0.9
3,230		Home Depot, Inc.	107,818	1.0
4,900		Lowe’s Cos., Inc.	97,657	0.9
1,400		McDonald’s Corp.	126,644	1.2
6,700		News Corp. - Class A	115,709	1.1
1,320		Nike, Inc.	114,378	1.1
2,460		Target Corp.	127,108	1.2
3,226		Time Warner, Inc.	102,135	0.9
3,040		Walt Disney Co.	103,542	1.0
			1,223,494	11.4
		Consumer Staples: 13.7%
4,400		Altria Group, Inc.	119,636	1.1
4,240		Avon Products, Inc.	95,654	0.9
1,720		Coca-Cola Co.	121,174	1.1
1,380		Colgate-Palmolive Co.	124,159	1.2
1,480		Costco Wholesale Corp.	116,239	1.1
3,150		CVS Caremark Corp.	113,117	1.0
2,150		HJ Heinz Co.	113,176	1.1
3,350		Kraft Foods, Inc.	117,317	1.1
1,580		PepsiCo, Inc.	101,799	0.9
1,724		Philip Morris International, Inc.	119,508	1.1
1,830		Procter & Gamble Co.	116,534	1.1
2,740		Walgreen Co.	96,475	0.9
2,170		Wal-Mart Stores, Inc.	115,466	1.1
			1,470,254	13.7
		Energy: 10.6%
990		Apache Corp.	102,039	0.9
1,550		Baker Hughes, Inc.	94,720	0.9
1,180		Chevron Corp.	116,714	1.1
1,510		ConocoPhillips	102,786	1.0
1,430		Devon Energy Corp.	96,997	0.9
1,470		ExxonMobil Corp.	108,839	1.0
2,310		Halliburton Co.	102,495	1.0
1,460		National Oilwell Varco, Inc.	96,535	0.9
1,170		Occidental Petroleum Corp.	101,486	0.9
1,400		Schlumberger Ltd.	109,368	1.0
3,890		Williams Cos., Inc.	104,991	1.0
			1,136,970	10.6
		Financials: 9.7%
3,810		Allstate Corp.	99,936	0.9
2,250		American Express Co.	111,848	1.1
4,510		Bank of New York Mellon Corp.	93,222	0.9
1,430	@	Berkshire Hathaway, Inc.	104,390	1.0
2,100		Capital One Financial Corp.	96,705	0.9
920		Goldman Sachs Group, Inc.	106,922	1.0
2,890		JPMorgan Chase & Co.	108,549	1.0
4,530		US Bancorp.	105,141	1.0
4,180		Wells Fargo & Co.	109,098	1.0
5,462		Weyerhaeuser Co.	98,480	0.9
			1,034,291	9.7
		Health Care: 10.4%
2,200		Abbott Laboratories	115,522	1.1
1,990		Amgen, Inc.	110,256	1.0
1,930		Baxter International, Inc.	108,041	1.0
4,120		Bristol-Myers Squibb Co.	122,570	1.1
2,830	@	Gilead Sciences, Inc.	112,874	1.1
1,730		Johnson & Johnson	113,834	1.1
3,070		Medtronic, Inc.	107,665	1.0
3,307		Merck & Co., Inc.	109,528	1.0
5,601		Pfizer, Inc.	106,307	1.0
2,230		UnitedHealth Group, Inc.	105,970	1.0
			1,112,567	10.4
		Industrials: 13.4%
1,280		3M Co.	106,214	1.0
1,520		Boeing Co.	101,627	1.0
1,170		Caterpillar, Inc.	106,470	1.0
2,090		Emerson Electric Co.	97,289	0.9
1,280		FedEx Corp.	100,762	0.9
1,510		General Dynamics Corp.	96,761	0.9
6,270		General Electric Co.	102,264	1.0
1,960		Honeywell International, Inc.	93,708	0.9
1,480		Lockheed Martin Corp.	109,801	1.0
1,500		Norfolk Southern Corp.	101,520	0.9
2,330		Raytheon Co.	100,726	0.9
1,170		Union Pacific Corp.	107,839	1.0
1,540		United Parcel Service, Inc. - Class B	103,781	1.0
1,370		United Technologies Corp.	101,722	1.0
			1,430,484	13.4
		Information Technology: 14.7%
350	@	Apple, Inc.	134,690	1.3
7,520		Cisco Systems, Inc.	117,914	1.1
7,090	@	Dell, Inc.	105,393	1.0
4,330	@	EMC Corp.	97,815	0.9
230	@	Google, Inc. - Class A	124,421	1.2
720		International Business Machines Corp.	123,775	1.2
5,410		Intel Corp.	108,903	1.0
370		Mastercard, Inc.	121,993	1.1
4,470		Microsoft Corp.	118,902	1.1
3,590		Oracle Corp.	100,771	0.9
2,070		Qualcomm, Inc.	106,522	1.0
3,650		Texas Instruments, Inc.	95,666	0.9
1,370		Visa, Inc.	120,396	1.1
11,280		Xerox Corp.	93,624	0.9
			1,570,785	14.7
		Materials: 4.7%
7,400		Alcoa, Inc.	94,794	0.9

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
3,250		Dow Chemical Co.	$92,463	0.8
2,160		EI Du Pont de Nemours & Co.	104,263	1.0
2,230		Freeport-McMoRan Copper & Gold, Inc.	105,122	1.0
1,580		Monsanto Co.	108,909	1.0
			505,551	4.7
		Telecommunications: 2.1%
3,720		AT&T, Inc.	105,946	1.0
3,180		Verizon Communications, Inc.	115,020	1.1
			220,966	2.1
		Utilities: 4.3%
3,100		American Electric Power Co., Inc.	119,753	1.1
1,620		Entergy Corp.	105,640	1.0
2,680		Exelon Corp.	115,562	1.1
2,890		Southern Co.	119,530	1.1
			460,485	4.3
		Total Common Stock
		(Cost $7,344,398)	10,165,847	95.0
EXCHANGE-TRADED FUNDS: 3.6%
3,100		SPDR Trust Series 1	378,386	3.6

		Total Exchange-Traded Funds
		(Cost $352,702)	378,386	3.6

		Total Long-Term Investments
		(Cost $7,697,100)	10,544,233	98.6
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
35,200		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $35,200)	35,200	0.3

		Total Short-Term Investments
		(Cost $35,200)	35,200	0.3

		Total Investments in Securities (Cost $7,732,300)*	$10,579,433	98.9
		Assets in Excess of Other Liabilities	121,637	1.1
		Net Assets	$10,701,070	100.0

	@	Non-income producing security
	*	Cost for federal income tax purposes is $8,142,866.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,953,622
		Gross Unrealized Depreciation	(517,055)
		Net Unrealized appreciation	$2,436,567

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Corporate Leaders 100 Fund	as of August 31, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$10,165,847	$—	$—	$10,165,847
Exchange-Traded Funds	378,386	—	—	378,386
Short-Term Investments	35,200	—	—	35,200
Total Investments, at value	$10,579,433	$—	$—	$10,579,433

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 10.5%
2,400		Abercrombie & Fitch Co.	$152,664	0.1
4,700	@	Amazon.com, Inc.	1,011,863	0.4
2,300	@	Apollo Group, Inc. - Class A	107,697	0.0
17,900	@, L	Autonation, Inc.	722,802	0.3
1,200	@	Autozone, Inc.	368,400	0.1
1,300	@	Bed Bath & Beyond, Inc.	73,918	0.0
900		Best Buy Co., Inc.	23,031	0.0
2,600	@	Big Lots, Inc.	88,140	0.0
1,200		Cablevision Systems Corp.	21,672	0.0
1,300	@	Carmax, Inc.	36,543	0.0
9,500		Carnival Corp.	313,785	0.1
42,700		CBS Corp. - Class B	1,069,635	0.4
700	@	Chipotle Mexican Grill, Inc.	219,359	0.1
11,200		Coach, Inc.	629,664	0.2
53,152		Comcast Corp. — Class A	1,143,300	0.4
2,600		Darden Restaurants, Inc.	125,060	0.0
19,200		DeVry, Inc.	848,256	0.3
5,780	@	DIRECTV	254,147	0.1
12,100	@	Discovery Communications, Inc. - Class A	511,588	0.2
7,900		D.R. Horton, Inc.	83,108	0.0
1,300		Expedia, Inc.	39,403	0.0
7,771		Family Dollar Stores, Inc.	414,894	0.1
96,800	@	Ford Motor Co.	1,076,416	0.4
14,000		Fortune Brands, Inc.	799,680	0.3
1,200	@	GameStop Corp.	28,716	0.0
1,600		Gannett Co., Inc.	18,480	0.0
2,180		Gap, Inc.	36,014	0.0
2,300		Genuine Parts Co.	126,546	0.0
8,800	@	Goodyear Tire & Rubber Co.	109,648	0.0
5,300		H&R Block, Inc.	80,136	0.0
5,300		Harley-Davidson, Inc.	204,898	0.1
16,000		Harman International Industries, Inc.	579,040	0.2
12,200		Hasbro, Inc.	472,628	0.2
21,700		Home Depot, Inc.	724,346	0.3
6,200		International Game Technology	94,612	0.0
2,600		Interpublic Group of Cos., Inc.	22,438	0.0
1,200	L	JC Penney Co., Inc.	31,956	0.0
21,000		Johnson Controls, Inc.	669,480	0.2
9,000		Kohl’s Corp.	417,060	0.1
3,800		Leggett & Platt, Inc.	84,322	0.0
4,200		Lennar Corp.	61,740	0.0
32,200		Lowe’s Cos., Inc.	641,746	0.2
3,600		Limited Brands, Inc.	135,864	0.1
6,079		Macy’s, Inc.	157,750	0.1
6,000		Marriott International, Inc.	175,680	0.1
30,700		Mattel, Inc.	824,909	0.3
23,900		McDonald’s Corp.	2,161,994	0.8
4,800		McGraw-Hill Cos., Inc.	202,128	0.1
3,800	@	NetFlix, Inc.	893,038	0.3
32,500		Newell Rubbermaid, Inc.	449,800	0.2
30,000		News Corp. - Class A	518,100	0.2
4,300		Nike, Inc.	372,595	0.1
3,200		Omnicom Group	129,760	0.0
2,300	@	O’Reilly Automotive, Inc.	149,224	0.1
900	@	Priceline.com, Inc.	483,534	0.2
9,900	@	Pulte Homes, Inc.	47,520	0.0
600		Ralph Lauren Corp.	82,266	0.0
8,500		Ross Stores, Inc.	650,462	0.2
11,400		Scripps Networks Interactive - Class A	488,490	0.2
300	@, L	Sears Holding Corp.	17,967	0.0
3,800		Staples, Inc.	56,012	0.0
15,636		Starbucks Corp.	603,862	0.2
6,600		Starwood Hotels & Resorts Worldwide, Inc.	294,096	0.1
3,169		Target Corp.	163,742	0.1
8,900		Tiffany & Co.	640,444	0.2
21,900		Time Warner Cable, Inc.	1,434,450	0.5
4,100		Time Warner, Inc.	129,806	0.1
1,900		TJX Cos., Inc.	103,778	0.0
800	@	Urban Outfitters, Inc.	20,940	0.0
9,111		VF Corp.	1,066,534	0.4
2,268		Viacom - Class B	109,408	0.0
20,000		Walt Disney Co.	681,200	0.2
600	L	Washington Post	213,456	0.1
2,600		Whirlpool Corp.	162,994	0.1
3,300		Wyndham Worldwide Corp.	107,184	0.0
6,208		Wynn Resorts Ltd.	960,502	0.3
21,500		Yum! Brands, Inc.	1,168,955	0.4
			30,397,275	10.5
		Consumer Staples: 12.3%
81,200		Altria Group, Inc.	2,207,828	0.8
45,202		Archer-Daniels-Midland Co.	1,287,353	0.4
200		Avon Products, Inc.	4,512	0.0
9,681		Brown-Forman Corp.	694,612	0.2
4,616		Campbell Soup Co.	147,112	0.1
1,800		Clorox Co.	125,460	0.0
50,487		Coca-Cola Co.	3,556,809	1.2
32,815		Coca-Cola Enterprises, Inc.	906,350	0.3
8,500		Colgate-Palmolive Co.	764,745	0.3
15,000		ConAgra Foods, Inc.	366,300	0.1
26,300	@	Constellation Brands, Inc.	519,951	0.2
7,700		Costco Wholesale Corp.	604,758	0.2
37,500		CVS Caremark Corp.	1,346,625	0.5
3,519		Dr. Pepper Snapple Group, Inc.	135,411	0.0
2,900		Estee Lauder Cos., Inc.	283,214	0.1
13,454		General Mills, Inc.	510,041	0.2
3,716		Hershey Co.	217,943	0.1
7,800		HJ Heinz Co.	410,592	0.1
36,900		Hormel Foods Corp.	1,018,809	0.4
2,700		JM Smucker Co.	194,643	0.1
5,900		Kellogg Co.	320,488	0.1
14,619		Kimberly-Clark Corp.	1,011,050	0.3
28,500		Kraft Foods, Inc.	998,070	0.3
20,100		Kroger Co.	473,556	0.2
3,595		Lorillard, Inc.	400,555	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
27,300		McCormick & Co., Inc.	$1,304,667	0.5
3,165		Mead Johnson Nutrition Co.	225,506	0.1
24,900		Molson Coors Brewing Co.	1,089,375	0.4
28,700		PepsiCo, Inc.	1,849,141	0.6
35,076		Philip Morris International, Inc.	2,431,468	0.8
37,410		Procter & Gamble Co.	2,382,269	0.8
23,494		Reynolds American, Inc.	882,670	0.3
47,500		Safeway, Inc.	870,675	0.3
15,600		Sara Lee Corp.	281,424	0.1
30,500		Sysco Corp.	851,865	0.3
48,800		Tyson Foods, Inc.	852,536	0.3
16,700		Walgreen Co.	588,007	0.2
63,236		Wal-Mart Stores, Inc.	3,364,788	1.2
3,600		Whole Foods Market, Inc.	237,708	0.1
			35,718,886	12.3
		Energy: 12.5%
2,600	@	Alpha Natural Resources, Inc.	85,982	0.0
7,900		Anadarko Petroleum Corp.	582,625	0.2
8,200		Apache Corp.	845,174	0.3
3,000		Baker Hughes, Inc.	183,330	0.1
1,300		Cabot Oil & Gas Corp.	98,618	0.0
500	@	Cameron International Corp.	25,980	0.0
10,300		Chesapeake Energy Corp.	333,617	0.1
63,027		Chevron Corp.	6,234,001	2.2
41,800		ConocoPhillips	2,845,326	1.0
4,700		Consol Energy, Inc.	214,602	0.1
15,900	@	Denbury Resources, Inc.	253,605	0.1
29,700		Devon Energy Corp.	2,014,551	0.7
7,000	L	Diamond Offshore Drilling	446,110	0.2
15,309		El Paso Corp.	293,014	0.1
3,200		EOG Resources, Inc.	296,288	0.1
2,800		EQT Corp.	167,496	0.1
130,601		ExxonMobil Corp.	9,669,698	3.3
500	@	FMC Technologies, Inc.	22,230	0.0
1,400		Halliburton Co.	62,118	0.0
8,900		Helmerich & Payne, Inc.	507,478	0.2
16,000		Hess Corp.	949,440	0.3
43,000		Marathon Oil Corp.	1,157,560	0.4
7,450		Marathon Petroleum Corp.	276,097	0.1
4,000		Murphy Oil Corp.	214,320	0.1
20,600	@	Nabors Industries Ltd.	379,864	0.1
703		National Oilwell Varco, Inc.	46,482	0.0
4,900	@	Newfield Exploration Co.	250,145	0.1
600		Noble Corp.	20,256	0.0
2,182		Noble Energy, Inc.	192,802	0.1
14,000		Occidental Petroleum Corp.	1,214,360	0.4
8,800		Peabody Energy Corp.	429,440	0.1
1,600		Pioneer Natural Resources Co.	125,072	0.0
4,000		QEP Resources, Inc.	140,840	0.0
2,200		Range Resources Corp.	142,472	0.1
11,700	@	Rowan Cos., Inc.	422,019	0.1
15,529		Schlumberger Ltd.	1,213,125	0.4
4,500	@	Southwestern Energy Co.	170,775	0.1
9,800		Spectra Energy Corp.	254,506	0.1
23,800		Sunoco, Inc.	907,732	0.3
34,900	@	Tesoro Corp.	839,694	0.3
63,200		Valero Energy Corp.	1,435,904	0.5
13,100		Williams Cos., Inc.	353,569	0.1
			36,318,317	12.5
		Financials: 14.6%
8,000		ACE Ltd.	516,640	0.2
14,622		Aflac, Inc.	551,542	0.2
10,400		Allstate Corp.	272,792	0.1
12,700		American Express Co.	631,317	0.2
7,900	@	American International Group, Inc.	200,107	0.1
17,200		Ameriprise Financial, Inc.	786,040	0.3
7,700		AON Corp.	359,821	0.1
7,000		Apartment Investment & Management Co.	185,990	0.1
27,300		Assurant, Inc.	960,141	0.3
2,129		AvalonBay Communities, Inc.	290,353	0.1
202,643		Bank of America Corp.	1,655,593	0.6
35,300		Bank of New York Mellon Corp.	729,651	0.3
15,700		BB&T Corp.	349,953	0.1
48,100	@	Berkshire Hathaway, Inc.	3,511,300	1.2
1,500		Blackrock, Inc.	247,125	0.1
858		Boston Properties, Inc.	89,481	0.0
9,800		Capital One Financial Corp.	451,290	0.2
4,500	@	CB Richard Ellis Group, Inc.	68,220	0.0
16,200		Charles Schwab Corp.	199,746	0.1
6,300		Chubb Corp.	389,907	0.1
2,900		Cincinnati Financial Corp.	80,968	0.0
49,840		Citigroup, Inc.	1,547,532	0.5
920		CME Group, Inc.	245,750	0.1
2,697		Comerica, Inc.	69,016	0.0
53,100		Discover Financial Services	1,335,996	0.5
40,361	@	E*Trade Financial Corp.	498,862	0.2
1,700		Equity Residential	104,006	0.0
5,711		Fifth Third Bancorp.	60,651	0.0
7,200		Franklin Resources, Inc.	863,424	0.3
16,000	@	Genworth Financial, Inc.	110,560	0.0
8,779		Goldman Sachs Group, Inc.	1,020,295	0.4
21,100		Hartford Financial Services Group, Inc.	403,854	0.1
23,007		HCP, Inc.	857,701	0.3
10,900		Health Care Real Estate Investment Trust, Inc.	555,464	0.2
31,700		Host Hotels & Resorts, Inc.	375,011	0.1
3,600		Hudson City Bancorp., Inc.	22,356	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
88,400		Huntington Bancshares, Inc.	$444,652	0.2
8,200	@	IntercontinentalExchange, Inc.	967,190	0.3
10,009	@	Invesco Ltd.	183,165	0.1
80,153		JPMorgan Chase & Co.	3,010,547	1.0
160,500		Keycorp	1,065,720	0.4
6,500		Kimco Realty Corp.	115,050	0.0
19,900		Legg Mason, Inc.	566,553	0.2
4,200		Leucadia National Corp.	124,446	0.0
7,200		Lincoln National Corp.	149,400	0.1
9,800		Loews Corp.	368,676	0.1
7,400		M&T Bank Corp.	562,918	0.2
10,000		Marsh & McLennan Cos., Inc.	297,200	0.1
16,700		Metlife, Inc.	561,120	0.2
15,300		Moody’s Corp.	471,699	0.2
23,800		Morgan Stanley	416,500	0.1
1,400	@	Nasdaq Stock Market, Inc.	33,166	0.0
7,600		Northern Trust Corp.	292,068	0.1
4,600		NYSE Euronext	125,488	0.0
1,412		Plum Creek Timber Co., Inc.	53,614	0.0
7,900		PNC Financial Services Group, Inc.	396,106	0.1
7,800		Principal Financial Group, Inc.	197,808	0.1
15,200		Progressive Corp.	291,536	0.1
36,757		ProLogis, Inc.	1,000,893	0.3
15,900		Prudential Financial, Inc.	798,339	0.3
1,150		Public Storage, Inc.	142,290	0.1
122,500		Regions Financial Corp.	556,150	0.2
1,692		Simon Property Group, Inc.	198,810	0.1
43,100		SLM Corp.	591,763	0.2
7,018		State Street Corp.	249,279	0.1
60,100		SunTrust Bank	1,195,990	0.4
16,600		T. Rowe Price Group, Inc.	887,768	0.3
14,650		Torchmark Corp.	559,776	0.2
11,799		Travelers Cos., Inc.	595,378	0.2
5,072		UnumProvident Corp.	119,395	0.0
10,762		US Bancorp.	249,786	0.1
1,700		Ventas, Inc.	90,916	0.0
9,248		Vornado Realty Trust	794,496	0.3
75,804		Wells Fargo & Co.	1,978,484	0.7
2,900		Weyerhaeuser Co.	52,287	0.0
7,400		XL Group PLC	153,994	0.1
40,900		Zions Bancorp.	713,296	0.3
			42,222,167	14.6
		Health Care: 10.9%
18,258		Abbott Laboratories	958,728	0.3
24,465		Aetna, Inc.	979,334	0.3
12,000	@	Agilent Technologies, Inc.	442,440	0.2
2,200		Allergan, Inc.	179,982	0.1
14,326		AmerisourceBergen Corp.	567,023	0.2
29,972		Amgen, Inc.	1,660,599	0.6
4,740		Baxter International, Inc.	265,345	0.1
8,500		Becton Dickinson & Co.	691,730	0.2
2,300	@	Biogen Idec, Inc.	216,660	0.1
19,100		Bristol-Myers Squibb Co.	568,225	0.2
10,700		Cardinal Health, Inc.	454,750	0.2
6,600	@	Celgene Corp.	392,502	0.1
8,400	@, L	Cephalon, Inc.	677,376	0.2
500	@	Cerner Corp.	32,980	0.0
18,400		Cigna Corp.	860,016	0.3
1,000	@	Coventry Health Care, Inc.	32,880	0.0
800		CR Bard, Inc.	76,208	0.0
14,000	@	DaVita, Inc.	1,030,120	0.4
5,200	@	Edwards Lifesciences Corp.	392,340	0.1
37,000		Eli Lilly & Co.	1,387,870	0.5
8,700	@	Express Scripts, Inc.	408,378	0.1
4,700	@	Forest Laboratories, Inc.	160,928	0.1
33,200	@	Gilead Sciences, Inc.	1,324,182	0.5
1,500	@	Hospira, Inc.	69,300	0.0
15,950		Humana, Inc.	1,238,358	0.4
43,099		Johnson & Johnson	2,835,914	1.0
2,900	@	Laboratory Corp. of America Holdings	242,237	0.1
15,800	@	Life Technologies Corp.	663,600	0.2
14,468		McKesson Corp.	1,156,427	0.4
11,183	@	Medco Health Solutions, Inc.	605,448	0.2
5,800		Medtronic, Inc.	203,406	0.1
51,258		Merck & Co., Inc.	1,697,665	0.6
14,800	@	Mylan Laboratories	307,248	0.1
4,440		Pall Corp.	227,017	0.1
4,800		Patterson Cos., Inc.	140,256	0.0
37,900		PerkinElmer, Inc.	866,773	0.3
173,738		Pfizer, Inc.	3,297,547	1.1
4,100		Quest Diagnostics	205,287	0.1
2,600		St. Jude Medical, Inc.	118,404	0.0
2,900	@	Tenet Healthcare Corp.	15,312	0.0
7,642	@	Thermo Fisher Scientific, Inc.	419,775	0.1
30,305		UnitedHealth Group, Inc.	1,440,094	0.5
4,000	@	Varian Medical Systems, Inc.	227,840	0.1
2,761	@	Waters Corp.	220,521	0.1
7,600	@	Watson Pharmaceuticals, Inc.	510,112	0.2
16,600		WellPoint, Inc.	1,050,780	0.4
1,500	@	Zimmer Holdings, Inc.	85,335	0.0
			31,605,252	10.9
		Industrials: 10.7%
2,000		3M Co.	165,960	0.1
23,028		Avery Dennison Corp.	670,345	0.2
13,200		Boeing Co.	882,552	0.3
12,400		Caterpillar, Inc.	1,128,400	0.4
49,280		CSX Corp.	1,081,203	0.4
3,500		Cummins, Inc.	325,220	0.1
10,681		Danaher Corp.	489,297	0.2
7,300		Deere & Co.	589,986	0.2
5,980		Dover Corp.	343,970	0.1
19,900		Eaton Corp.	854,705	0.3
15,506		Emerson Electric Co.	721,804	0.3
15,148		Equifax, Inc.	489,735	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,800		Expeditors International Washington, Inc.	$81,900	0.0
1,000	L	Fastenal Co.	33,480	0.0
6,200		FedEx Corp.	488,064	0.2
1,600		Flowserve Corp.	150,944	0.1
12,900		Fluor Corp.	783,288	0.3
10,500		General Dynamics Corp.	672,840	0.2
149,674		General Electric Co.	2,441,183	0.8
5,900		Goodrich Corp.	526,162	0.2
29,500		Honeywell International, Inc.	1,410,395	0.5
8,962		Illinois Tool Works, Inc.	417,091	0.1
8,800		Ingersoll-Rand PLC	294,888	0.1
15,567		ITT Corp.	736,942	0.3
10,600	@	Jacobs Engineering Group, Inc.	394,744	0.1
1,900		Joy Global, Inc.	158,555	0.1
5,500		L-3 Communications Holdings, Inc.	373,010	0.1
17,971		Lockheed Martin Corp.	1,333,268	0.5
9,600		Masco Corp.	85,152	0.0
6,869		Norfolk Southern Corp.	464,894	0.2
22,800		Northrop Grumman Corp.	1,245,336	0.4
21,000		Paccar, Inc.	790,230	0.3
19,400		Parker Hannifin Corp.	1,424,542	0.5
5,200		Pitney Bowes, Inc.	105,612	0.0
2,600		Precision Castparts Corp.	426,010	0.1
5,700	@	Quanta Services, Inc.	109,383	0.0
23,450		Raytheon Co.	1,013,743	0.4
2,700		Rockwell Automation, Inc.	173,151	0.1
14,269		Rockwell Collins, Inc.	720,014	0.3
4,600		Roper Industries, Inc.	353,970	0.1
49,300		RR Donnelley & Sons Co.	751,825	0.3
800		Ryder System, Inc.	37,664	0.0
6,100		Snap-On, Inc.	322,751	0.1
6,400		Southwest Airlines Co.	55,168	0.0
4,000		Stanley Black & Decker, Inc.	247,920	0.1
6,238	@	Stericycle, Inc.	547,135	0.2
252		Textron, Inc.	4,251	0.0
5,100		Tyco International Ltd.	212,058	0.1
10,500		Union Pacific Corp.	967,785	0.3
1,700		United Parcel Service, Inc. - Class B	114,563	0.0
17,043		United Technologies Corp.	1,265,443	0.4
11,653		Waste Management, Inc.	385,015	0.1
6,500		WW Grainger, Inc.	1,001,650	0.3
			30,865,196	10.7
		Information Technology: 16.7%
21,500		Accenture PLC	1,152,185	0.4
13,000	@	Adobe Systems, Inc.	328,120	0.1
22,800	@	Advanced Micro Devices, Inc.	155,724	0.1
15,900	@	Akamai Technologies, Inc.	348,846	0.1
12,300		Altera Corp.	447,597	0.2
3,100		Amphenol Corp.	145,638	0.0
19,400		Analog Devices, Inc.	640,588	0.2
18,366	@	Apple, Inc.	7,067,788	2.4
2,812		Applied Materials, Inc.	31,832	0.0
15,900	@	Autodesk, Inc.	448,380	0.2
7,100		Automatic Data Processing, Inc.	355,213	0.1
15,800	@	BMC Software, Inc.	641,638	0.2
11,100		Broadcom Corp.	395,715	0.1
8,958		CA, Inc.	188,028	0.1
20,480		Cisco Systems, Inc.	321,126	0.1
4,500	@	Citrix Systems, Inc.	271,935	0.1
3,700	@	Cognizant Technology Solutions Corp.	234,765	0.1
2,200		Computer Sciences Corp.	67,452	0.0
9,900		Corning, Inc.	148,797	0.0
79,900	@	Dell, Inc.	1,187,714	0.4
23,875	@	eBay, Inc.	737,021	0.3
7,300	@	Electronic Arts, Inc.	164,834	0.1
13,020	@	EMC Corp.	294,122	0.1
1,300	@	F5 Networks, Inc.	106,106	0.0
5,506		Fidelity National Information Services, Inc.	155,159	0.1
2,157	@, L	First Solar, Inc.	215,657	0.1
2,406	@	Fiserv, Inc.	134,327	0.0
5,410	@	Google, Inc. - Class A	2,926,594	1.0
33,384		Hewlett-Packard Co.	868,986	0.3
26,269		International Business Machines Corp.	4,515,904	1.6
56,756		Intel Corp.	1,142,498	0.4
10,500	@	Intuit, Inc.	517,965	0.2
2,100		Jabil Circuit, Inc.	35,385	0.0
9,800	@	Juniper Networks, Inc.	205,114	0.1
1,700		KLA-Tencor Corp.	62,356	0.0
7,300	@	Lexmark International, Inc.	233,308	0.1
31,100		Linear Technology Corp.	890,393	0.3
25,900	@	LSI Logic Corp.	176,379	0.1
4,033		Mastercard, Inc.	1,329,720	0.5
1,700	@	MEMC Electronic Materials, Inc.	11,866	0.0
2,200	L	Microchip Technology, Inc.	72,204	0.0
21,200	@	Micron Technology, Inc.	125,292	0.0
223,374		Microsoft Corp.	5,941,748	2.0
5,185		Motorola Solutions, Inc.	218,237	0.1
700		National Semiconductor Corp.	17,430	0.0
8,065	@	NetApp, Inc.	303,405	0.1
400	@	Novellus Systems, Inc.	11,188	0.0
1,500	@	Nvidia Corp.	19,965	0.0
126,363		Oracle Corp.	3,547,009	1.2
5,400		Paychex, Inc.	145,692	0.0
14,301		Qualcomm, Inc.	735,929	0.3
9,292	@	Red Hat, Inc.	367,406	0.1
59,200	@	SAIC, Inc.	888,000	0.3
1,200	@	Salesforce.com, Inc.	154,500	0.1
12,000	@	Sandisk Corp.	439,800	0.2
29,800	@	Symantec Corp.	511,070	0.2
3,618	@	Teradata Corp.	189,439	0.1
15,000	@	Teradyne, Inc.	181,500	0.1
2,800		Texas Instruments, Inc.	73,388	0.0
44,200		Total System Services, Inc.	802,230	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,900		VeriSign, Inc.	$588,735	0.2
13,100		Visa, Inc.	1,151,228	0.4
31,800	@	Western Digital Corp.	937,782	0.3
61,600		Western Union Co.	1,017,632	0.3
24,600		Xerox Corp.	204,180	0.1
3,000		Xilinx, Inc.	93,420	0.0
15,800	@	Yahoo!, Inc.	214,959	0.1
			48,256,143	16.7
		Materials: 2.7%
1,400		Air Products & Chemicals, Inc.	114,618	0.0
13,000		Alcoa, Inc.	166,530	0.1
1,400		Allegheny Technologies, Inc.	70,168	0.0
6,113		CF Industries Holdings, Inc.	1,117,579	0.4
3,600		Cliffs Natural Resources, Inc.	298,260	0.1
4,653		Dow Chemical Co.	132,378	0.0
3,500		Eastman Chemical Co.	289,555	0.1
17,700		EI Du Pont de Nemours & Co.	854,379	0.3
4,512		FMC Corp.	342,596	0.1
50,800		Freeport-McMoRan Copper & Gold, Inc.	2,394,712	0.8
2,620		International Flavors & Fragrances, Inc.	152,012	0.1
2,145		Monsanto Co.	147,855	0.1
5,975		Newmont Mining Corp.	374,154	0.1
3,900		Nucor Corp.	140,712	0.0
897		Praxair, Inc.	88,346	0.0
27,400		Sealed Air Corp.	504,708	0.2
7,600		Sigma-Aldrich Corp.	489,364	0.2
1,600		Titanium Metals Corp.	25,648	0.0
1,900	L	United States Steel Corp.	57,228	0.0
4,200	L	Vulcan Materials Co.	147,126	0.1
			7,907,928	2.7
		Telecommunications: 2.3%
5,200	@	American Tower Corp.	280,072	0.1
75,983		AT&T, Inc.	2,163,996	0.8
25,803		CenturyTel, Inc.	932,778	0.3
13,142		Frontier Communications Corp.	98,434	0.0
20,500	@	MetroPCS Communications, Inc.	228,780	0.1
13,000	@	Sprint Nextel Corp.	48,880	0.0
74,794		Verizon Communications, Inc.	2,705,299	0.9
23,036		Windstream Corp.	292,557	0.1
			6,750,796	2.3
		Utilities: 5.2%
30,100	@	AES Corp.	326,886	0.1
7,100		Ameren Corp.	214,846	0.1
13,400		American Electric Power Co., Inc.	517,642	0.2
9,800		CenterPoint Energy, Inc.	196,098	0.1
79,000		CMS Energy Corp.	1,556,300	0.5
5,800		Consolidated Edison, Inc.	326,018	0.1
4,700		Constellation Energy Group, Inc.	180,903	0.1
12,200		Dominion Resources, Inc.	594,628	0.2
7,791		DTE Energy Co.	393,913	0.1
27,500		Duke Energy Corp.	520,025	0.2
6,900		Edison International	256,611	0.1
3,800		Entergy Corp.	247,798	0.1
13,700		Exelon Corp.	590,744	0.2
22,600		FirstEnergy Corp.	1,000,050	0.3
11,900		Integrys Energy Group, Inc.	595,833	0.2
10,600		NextEra Energy, Inc.	601,232	0.2
127		Nicor, Inc.	7,061	0.0
4,600		NiSource, Inc.	98,256	0.0
10,200		Northeast Utilities	353,940	0.1
6,903	@	NRG Energy, Inc.	161,806	0.1
1,700		Oneok, Inc.	120,530	0.0
6,200		Pepco Holdings, Inc.	120,776	0.0
32,200		Pacific Gas & Electric Co.	1,363,670	0.5
14,200		Pinnacle West Capital Corp.	628,208	0.2
12,000		PPL Corp.	346,560	0.1
6,100		Progress Energy, Inc.	297,680	0.1
11,500		Public Service Enterprise Group, Inc.	392,495	0.1
4,035		SCANA Corp.	162,288	0.1
19,979		Sempra Energy	1,049,297	0.4
17,500		Southern Co.	723,800	0.3
5,600		TECO Energy, Inc.	102,480	0.0
4,596		Wisconsin Energy Corp.	145,418	0.1
38,400		Xcel Energy, Inc.	947,328	0.3
			15,141,120	5.2
		Total Common Stock
		(Cost $252,735,166)	285,183,080	98.4
SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateral(cc): 0.9%
2,393,258		BNY Mellon Overnight Government Fund(1)	2,393,258	0.8
294,136	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	235,309	0.1
		Total Securities Lending Collateral
		(Cost $2,687,394)	2,628,567	0.9
		Mutual Funds: 1.5%
4,237,500		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,237,500)	4,237,500	1.5
		Total Short-Term Investments
		(Cost $6,924,894)	6,866,067	2.4
		Total Investments in Securities (Cost $259,660,060)*	$292,049,147	100.8
		Liabilities in Excess of Other Assets	(2,310,897)	(0.8)
		Net Assets	$289,738,250	100.0

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2011 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at August 31, 2011.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $265,136,377.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$40,984,397
	Gross Unrealized Depreciation	(14,071,628)
	Net Unrealized appreciation	$26,912,769

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$285,183,080	$—	$—	$285,183,080
Short-Term Investments	6,630,758	—	235,309	6,866,067
Total Investments, at value	$291,813,838	$—	$235,309	$292,049,147
Other Financial Instruments+
Futures	274,060	—	—	274,060
Total Assets	$292,087,898	$—	$235,309	$292,323,207

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus LargeCap Fund Open Futures Contracts on August 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	49	09/16/11	$2,983,365	$211,322
S&P 500 E-Mini	33	12/16/11	1,999,635	62,738
			$4,983,000	$274,060

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$235,309	$—	$—	$—	$—	$—	$—	$—	$235,309
Total Investments, at value	$235,309	$—	$—	$—	$—	$—	$—	$—	$235,309

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 13.8%
7,800		Aaron’s, Inc.	$207,792	0.2
5,051		Advance Auto Parts, Inc.	306,697	0.3
3,660	@	Aeropostale, Inc.	40,919	0.0
6,200	@	AMC Networks, Inc.	229,400	0.2
8,420		American Eagle Outfitters	93,210	0.1
4,400		American Greetings Corp.	93,368	0.1
8,300	@	ANN, Inc.	195,631	0.2
14,595	@	Ascena Retail Group, Inc.	414,790	0.4
7,453	@	Bally Technologies, Inc.	233,875	0.2
2,900	L	Barnes & Noble, Inc.	38,686	0.0
3,300		Bob Evans Farms, Inc.	104,808	0.1
14,024	@	BorgWarner, Inc.	1,001,173	0.9
3,516		Brinker International, Inc.	79,391	0.1
3,039	@, L	Career Education Corp.	51,572	0.0
2,400	@	Cheesecake Factory	65,880	0.1
6,874		Chico’s FAS, Inc.	95,686	0.1
6,200	@	Deckers Outdoor Corp.	551,552	0.5
10,000	@	Dick’s Sporting Goods, Inc.	351,300	0.3
16,684	@	Dollar Tree, Inc.	1,191,571	1.0
2,000	@, L	DreamWorks Animation SKG, Inc.	42,240	0.0
101,100	@, L	Eastman Kodak Co.	321,498	0.3
23,600		Foot Locker, Inc.	492,532	0.4
7,472	@	Fossil, Inc.	721,870	0.6
9,084		Gentex Corp.	235,684	0.2
3,339		Guess ?, Inc.	113,893	0.1
3,700	@	Hanesbrands, Inc.	105,672	0.1
3,200		International Speedway Corp.	80,512	0.1
5,338	@, L	ITT Educational Services, Inc.	385,190	0.3
9,889	X	J. Crew Escrow	—	—
5,104		John Wiley & Sons, Inc.	249,024	0.2
3,335	@	Lamar Advertising Co.	69,735	0.1
1,400	@	Life Time Fitness, Inc.	53,676	0.0
6,800	@	LKQ Corp.	174,080	0.1
3,200		Matthews International Corp. - Class A	106,912	0.1
11,600		Meredith Corp.	299,280	0.3
2,274	@	Mohawk Industries, Inc.	112,677	0.1
390	@	NVR, Inc.	248,235	0.2
14,600	@	Office Depot, Inc.	37,960	0.0
1,500	@	Panera Bread Co.	172,725	0.1
9,473		Petsmart, Inc.	399,571	0.3
5,800		Polaris Industries, Inc.	637,246	0.5
4,847		PVH Corp.	323,101	0.3
10,800		RadioShack Corp.	140,508	0.1
14,300		Regis Corp.	211,211	0.2
13,900		Rent-A-Center, Inc.	391,702	0.3
40,175	@	Saks, Inc.	388,894	0.3
2,600		Scholastic Corp.	72,176	0.1
25,882		Service Corp. International	264,514	0.2
12,473		Sotheby’s	464,120	0.4
800		Strayer Education, Inc.	75,720	0.1
1,518		Thor Industries, Inc.	33,745	0.0
4,300	@	Timberland Co.	184,642	0.2
7,900	@	Toll Brothers, Inc.	135,801	0.1
11,600		Tractor Supply Co.	711,892	0.6
10,181		Tupperware Corp.	677,037	0.6
6,600	@	Under Armour, Inc.	467,676	0.4
8,074	@	Warnaco Group, Inc.	430,748	0.4
82,895		Wendy’s Co/The	403,699	0.3
6,618		Williams-Sonoma, Inc.	219,122	0.2
3,184	@	WMS Industries, Inc.	69,475	0.1
			16,073,296	13.8
		Consumer Staples: 4.7%
9,300	@	BJ’s Wholesale Club, Inc.	472,626	0.4
12,602		Church & Dwight Co., Inc.	548,691	0.5
3,800		Corn Products International, Inc.	177,688	0.2
4,633	@	Energizer Holdings, Inc.	349,699	0.3
4,250		Flowers Foods, Inc.	80,963	0.1
11,706	@	Green Mountain Coffee Roasters, Inc.	1,226,086	1.0
9,926	@	Hansen Natural Corp.	846,886	0.7
2,100		Lancaster Colony Corp.	127,302	0.1
5,946	@	Ralcorp Holdings, Inc.	514,745	0.4
5,500		Ruddick Corp.	224,895	0.2
28,318	@	Smithfield Foods, Inc.	620,731	0.5
2,700	L	Tootsie Roll Industries, Inc.	68,418	0.1
6,700		Universal Corp.	272,690	0.2
			5,531,420	4.7
		Energy: 7.1%
13,524		Arch Coal, Inc.	274,672	0.2
10,718	@	Atwood Oceanics, Inc.	451,121	0.4
9,236	@	Bill Barrett Corp.	442,866	0.4
3,400		CARBO Ceramics, Inc.	544,510	0.5
6,228		Cimarex Energy Co.	442,749	0.4
13,700	@	Comstock Resources, Inc.	278,795	0.2
2,500	@	Dresser-Rand Group, Inc.	106,125	0.1
1,400	@	Dril-Quip, Inc.	90,580	0.1
3,461	@	Exterran Holdings, Inc.	40,978	0.0
7,077	@	Forest Oil Corp.	137,789	0.1
26,000	@	Helix Energy Solutions Group, Inc.	439,140	0.4
13,962		HollyFrontier Corp.	1,001,913	0.9
5,900	@, L	Northern Oil And Gas, Inc.	120,478	0.1
16,086		Oceaneering International, Inc.	686,711	0.6
2,200	@	Oil States International, Inc.	145,376	0.1
3,900	@	Patriot Coal Corp.	57,447	0.0
9,000		Patterson-UTI Energy, Inc.	219,960	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
10,626	@	Plains Exploration & Production Co.	$312,511	0.3
5,195	@, L	Quicksilver Resources, Inc.	49,508	0.0
9,400		SM Energy Co.	719,100	0.6
18,011		Southern Union Co.	754,301	0.6
3,549	@	Superior Energy Services	125,351	0.1
8,768		Tidewater, Inc.	469,965	0.4
8,845	@	Unit Corp.	421,818	0.4
			8,333,764	7.1
		Financials: 19.7%
2,993	@	Affiliated Managers Group, Inc.	260,870	0.2
9,614		Alexandria Real Estate Equities, Inc.	699,995	0.6
13,700		American Financial Group, Inc.	455,936	0.4
27,600		Apollo Investment Corp.	250,884	0.2
18,800		Arthur J. Gallagher & Co.	530,348	0.4
11,500		Aspen Insurance Holdings Ltd.	276,115	0.2
10,000		Associated Banc-Corp.	110,000	0.1
20,400		Bancorpsouth, Inc.	230,316	0.2
10,800		Bank of Hawaii Corp.	448,956	0.4
11,224		BRE Properties, Inc.	564,118	0.5
5,900		Brown & Brown, Inc.	123,959	0.1
11,033		Camden Property Trust	737,225	0.6
4,480		Cathay General Bancorp.	57,434	0.0
1,500		City National Corp.	67,335	0.1
13,098		Commerce Bancshares, Inc.	518,288	0.4
17,500		Corporate Office Properties Trust SBI MD	468,825	0.4
11,200		Cousins Properties, Inc.	80,864	0.1
1,934		Cullen/Frost Bankers, Inc.	98,615	0.1
9,808		Duke Realty Corp.	116,421	0.1
5,800		East-West Bancorp., Inc.	96,802	0.1
8,523		Eaton Vance Corp.	208,046	0.2
6,700		Equity One, Inc.	120,667	0.1
2,495		Essex Property Trust, Inc.	358,157	0.3
3,070		Everest Re Group Ltd.	247,749	0.2
9,100		Federal Realty Investment Trust	824,005	0.7
37,200		Fidelity National Title Group, Inc.	632,028	0.5
11,400		First American Financial Corp.	173,850	0.1
49,467		First Niagara Financial Group, Inc.	532,265	0.5
6,500		FirstMerit Corp.	80,990	0.1
6,864		Fulton Financial Corp.	62,943	0.1
7,500		Greenhill & Co., Inc.	266,475	0.2
9,000		Hancock Holding Co.	281,070	0.2
11,080		Hanover Insurance Group, Inc.	393,562	0.3
18,907		HCC Insurance Holdings, Inc.	552,841	0.5
1,603		Highwoods Properties, Inc.	52,514	0.0
23,100		Hospitality Properties Trust	542,388	0.5
5,700		International Bancshares Corp.	89,205	0.1
4,786		Jefferies Group, Inc.	78,538	0.1
7,720		Jones Lang LaSalle, Inc.	516,545	0.4
5,257		Kemper Corp.	134,789	0.1
19,724		Liberty Property Trust	669,433	0.6
10,818		Macerich Co.	530,515	0.5
15,935		Mack-Cali Realty Corp.	496,375	0.4
3,900		Mercury General Corp.	154,089	0.1
18,471	@	MSCI, Inc. - Class A	638,542	0.5
31,013		New York Community Bancorp., Inc.	397,276	0.3
12,363		Old Republic International Corp.	122,888	0.1
23,300		Omega Healthcare Investors, Inc.	422,895	0.4
9,600		Potlatch Corp.	322,176	0.3
2,300		Prosperity Bancshares, Inc.	87,055	0.1
4,682		Protective Life Corp.	88,911	0.1
18,987		Raymond James Financial, Inc.	533,155	0.5
8,286		Rayonier, Inc.	347,515	0.3
21,000		Realty Income Corp.	728,280	0.6
4,430		Regency Centers Corp.	182,782	0.2
3,442		Reinsurance Group of America, Inc.	183,700	0.2
26,033		SEI Investments Co.	445,425	0.4
15,960		Senior Housing Properties Trust	379,688	0.3
6,000		SL Green Realty Corp.	433,440	0.4
8,973		Stancorp Financial Group, Inc.	274,125	0.2
3,600	@	SVB Financial Group	165,888	0.1
46,637		Synovus Financial Corp.	67,624	0.1
2,100		Taubman Centers, Inc.	121,023	0.1
8,100		TCF Financial Corp.	84,564	0.1
10,645		Transatlantic Holdings, Inc.	538,956	0.5
6,200		Trustmark Corp.	133,300	0.1
14,300		UDR, Inc.	381,953	0.3
37,440		Valley National Bancorp.	445,162	0.4
16,900		Waddell & Reed Financial, Inc.	527,618	0.4
7,100		Washington Federal, Inc.	106,713	0.1
2,700		Webster Financial Corp.	48,870	0.0
3,956		Weingarten Realty Investors	96,408	0.1
8,300		Westamerica Bancorp.	352,003	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
6,300		WR Berkley Corp.	$194,607	0.2
			23,044,887	19.7
		Health Care: 10.3%
8,500	@	Allscripts Healthcare Solutions, Inc.	152,618	0.1
8,500	@	AMERIGROUP Corp.	420,495	0.4
2,160	@	Bio-Rad Laboratories, Inc.	216,734	0.2
9,300	@	Catalyst Health Solutions, Inc.	499,596	0.4
2,100	@	Charles River Laboratories International, Inc.	69,552	0.1
18,872	@	Community Health Systems, Inc.	384,234	0.3
7,200		Cooper Cos., Inc.	541,944	0.5
2,504	@	Covance, Inc.	124,098	0.1
18,246	@	Endo Pharmaceuticals Holdings, Inc.	582,230	0.5
2,500	@	Gen-Probe, Inc.	149,925	0.1
50,932	@	Health Management Associates, Inc.	418,661	0.3
4,077	@	Health Net, Inc.	100,661	0.1
6,383	@	Henry Schein, Inc.	420,704	0.4
6,821		Hill-Rom Holdings, Inc.	206,676	0.2
15,808	@	Hologic, Inc.	263,045	0.2
8,594	@, L	Idexx Laboratories, Inc.	685,629	0.6
5,600	@	Kindred Healthcare, Inc.	72,464	0.1
3,921	@	Kinetic Concepts, Inc.	264,824	0.2
1,900	@	LifePoint Hospitals, Inc.	69,730	0.1
3,290		Lincare Holdings, Inc.	70,834	0.1
8,800		Masimo Corp.	217,096	0.2
2,021		Medicis Pharmaceutical Corp.	78,617	0.1
7,800	@	Mednax, Inc.	509,418	0.4
4,836	@	Mettler Toledo International, Inc.	770,230	0.6
6,511		Omnicare, Inc.	193,442	0.2
2,600		Owens & Minor, Inc.	76,544	0.1
11,089		Perrigo Co.	1,050,572	0.9
5,804		Pharmaceutical Product Development, Inc.	182,710	0.1
10,726	@	Resmed, Inc.	332,184	0.3
1,910		Steris Corp.	61,464	0.0
3,976		Techne Corp.	288,141	0.2
1,633		Teleflex, Inc.	93,930	0.1
13,053	@	Thoratec Corp.	447,196	0.4
9,242	@	United Therapeutics Corp.	398,792	0.3
4,693		Universal Health Services, Inc.	195,229	0.2
5,000	@	VCA Antech, Inc.	92,550	0.1
18,700	@	Vertex Pharmaceuticals, Inc.	846,549	0.7
9,680	@	WellCare Health Plans, Inc.	443,634	0.4
			11,992,952	10.3
		Industrials: 14.5%
9,800		Acuity Brands, Inc.	451,192	0.4
23,200	@	Aecom Technology Corp.	527,104	0.4
6,200	@	AGCO Corp.	265,608	0.2
7,843	@	Alaska Air Group, Inc.	452,776	0.4
4,500		Alexander & Baldwin, Inc.	190,935	0.2
1,663		Alliant Techsystems, Inc.	105,551	0.1
10,700		Ametek, Inc.	418,156	0.4
17,207	@	BE Aerospace, Inc.	599,320	0.5
13,700		Brink’s Co.	352,090	0.3
4,350		Carlisle Cos., Inc.	170,563	0.1
1,600	@	Clean Harbors, Inc.	86,192	0.1
2,877		Con-way, Inc.	73,622	0.1
2,745	@	Copart, Inc.	118,145	0.1
3,700		Corporate Executive Board Co.	121,804	0.1
22,492	@	Corrections Corp. of America	510,343	0.4
1,672		Crane Co.	70,642	0.1
5,600		Deluxe Corp.	123,928	0.1
4,666		Donaldson Co., Inc.	275,201	0.2
3,100	@	Esterline Technologies Corp.	233,399	0.2
9,876	@	FTI Consulting, Inc.	359,289	0.3
8,800		Gardner Denver, Inc.	693,352	0.6
2,600		GATX Corp.	94,276	0.1
5,600	@	General Cable Corp.	168,840	0.1
11,900		Graco, Inc.	469,812	0.4
3,033		Harsco Corp.	69,334	0.1
6,200		Herman Miller, Inc.	123,194	0.1
4,880		HNI, Corp.	100,626	0.1
10,653		Hubbell, Inc.	629,912	0.5
11,700	@	Huntington Ingalls Industries, Inc.	350,298	0.3
3,400		IDEX Corp.	126,412	0.1
5,302		JB Hunt Transport Services, Inc.	213,087	0.2
15,082	@	Kansas City Southern	816,841	0.7
9,454		KBR, Inc.	284,093	0.2
14,700		Kennametal, Inc.	541,842	0.5
9,500	@	Kirby Corp.	522,880	0.4
5,100	@	Korn/Ferry International	82,926	0.1
1,877		Landstar System, Inc.	76,000	0.1
10,500		Lennox International, Inc.	327,810	0.3
9,100		Lincoln Electric Holdings, Inc.	309,673	0.3
5,096		Manpower, Inc.	205,267	0.2
3,400		Mine Safety Appliances Co.	105,060	0.1
7,900		MSC Industrial Direct Co.	487,193	0.4
12,600		Nordson Corp.	553,140	0.5
3,400	@	Oshkosh Truck Corp.	67,048	0.1
5,147		Pentair, Inc.	176,645	0.1
1,268		Regal-Beloit Corp.	74,546	0.1
6,900		Rollins, Inc.	144,279	0.1
4,093	@	Shaw Group, Inc.	95,408	0.1
9,365		SPX Corp.	532,775	0.4
4,903	@	Terex Corp.	79,085	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,601	@	Thomas & Betts Corp.	$157,292	0.1
14,166		Timken Co.	557,432	0.5
8,000		Towers Watson & Co.	471,920	0.4
13,500		Trinity Industries, Inc.	372,060	0.3
4,100		Triumph Group, Inc.	214,758	0.2
12,700	@	United Rentals, Inc.	211,836	0.2
3,371	@	URS Corp.	118,221	0.1
6,700		UTI Worldwide, Inc.	90,752	0.1
600		Valmont Industries, Inc.	55,518	0.0
2,499		Wabtec Corp.	152,164	0.1
9,900		Waste Connections, Inc.	342,441	0.3
1,500		Watsco, Inc.	89,475	0.1
2,022		Woodward Governor Co.	65,553	0.0
			16,926,936	14.5
		Information Technology: 14.7%
3,600	@	ACI Worldwide, Inc.	107,676	0.1
8,800	@	Acxiom Corp.	96,536	0.1
2,162		Adtran, Inc.	67,152	0.0
3,500	@	Advent Software, Inc.	81,165	0.1
7,769	@	Alliance Data Systems Corp.	725,702	0.6
5,247	@	Ansys, Inc.	283,233	0.2
5,300	@, L	AOL, Inc.	82,574	0.1
6,860	@	Arrow Electronics, Inc.	214,032	0.2
70,623	@	Atmel Corp.	643,376	0.5
22,871	@	Avnet, Inc.	600,135	0.5
22,175		Broadridge Financial Solutions ADR	461,684	0.4
55,068	@	Cadence Design Systems, Inc.	508,828	0.4
3,620	@	Ciena Corp.	44,309	0.0
1,500	@	Concur Technologies, Inc.	62,730	0.0
7,132	@	Convergys Corp.	75,956	0.1
6,000	@	CoreLogic, Inc.	68,520	0.0
5,883	@	Cree, Inc.	190,786	0.2
28,500		Cypress Semiconductor Corp.	451,440	0.4
2,435		Diebold, Inc.	69,738	0.1
1,243		DST Systems, Inc.	58,322	0.0
3,481	@	Equinix, Inc.	327,353	0.3
4,800		Factset Research Systems, Inc.	421,920	0.4
4,300		Fair Isaac Corp.	109,865	0.1
5,500	@	Fairchild Semiconductor International, Inc.	72,930	0.1
9,400	@	Gartner, Inc.	334,828	0.3
4,730		Global Payments, Inc.	216,776	0.2
6,632	@	Informatica Corp.	277,085	0.2
6,062	@	Ingram Micro, Inc.	108,146	0.1
55,100	@	Integrated Device Technology, Inc.	311,866	0.3
4,100	@	International Rectifier Corp.	93,439	0.1
3,900		Intersil Corp.	43,797	0.0
1,800	@	Itron, Inc.	71,676	0.1
4,700		Jack Henry & Associates, Inc.	137,428	0.1
18,100	@	Lam Research Corp.	672,596	0.6
21,850		Lender Processing Services, Inc.	385,434	0.3
2,500		Mantech International Corp.	93,725	0.1
12,000	@	Mentor Graphics Corp.	134,280	0.1
13,130	@	Micros Systems, Inc.	625,776	0.5
9,700		National Instruments Corp.	246,671	0.2
18,600	@	NCR Corp.	320,478	0.3
16,975	@	NeuStar, Inc.	424,375	0.4
23,800	@	Parametric Technology Corp.	428,400	0.4
11,144		Plantronics, Inc.	357,165	0.3
10,678	@	Polycom, Inc.	254,136	0.2
25,800	@	QLogic Corp.	360,426	0.3
12,243	@	Quest Software, Inc.	210,947	0.2
16,700	@	Rackspace Hosting, Inc.	610,552	0.5
10,824	@	RF Micro Devices, Inc.	67,217	0.0
24,800	@	Riverbed Technolgoy, Inc.	614,544	0.5
7,724	@	Rovi Corp.	377,626	0.3
3,400	@	Semtech Corp.	72,522	0.1
4,100	@	Silicon Laboratories, Inc.	141,737	0.1
9,500	@	Skyworks Solutions, Inc.	195,985	0.2
11,600		Solera Holdings, Inc.	680,340	0.6
20,300	@	Synopsys, Inc.	525,364	0.4
1,579	@	Tech Data Corp.	74,339	0.1
8,500	@	TIBCO Software, Inc.	190,230	0.2
9,339	@	Trimble Navigation Ltd.	346,850	0.3
3,200	@	Valueclick, Inc.	48,960	0.0
10,800	@	Varian Semiconductor Equipment Associates, Inc.	661,878	0.6
39,257	@	Vishay Intertechnology, Inc.	447,530	0.4
5,900	@	Zebra Technologies Corp.	211,987	0.2
			17,203,073	14.7
		Materials: 6.7%
12,900		Albemarle Corp.	654,159	0.6
7,300		Aptargroup, Inc.	368,504	0.3
4,752		Ashland, Inc.	251,904	0.2
14,000		Cabot Corp.	482,020	0.4
2,200		Carpenter Technology Corp.	111,034	0.1
5,200		Commercial Metals Co.	61,100	0.0
5,800		Compass Minerals International, Inc.	438,538	0.4
2,385		Cytec Industries, Inc.	108,279	0.1
6,900		Domtar Corp.	554,208	0.5
1,600		Greif, Inc. - Class A	89,376	0.1
2,200	@	Intrepid Potash, Inc.	75,284	0.1
6,300	@	Louisiana-Pacific Corp.	42,021	0.0
8,600		Lubrizol Corp.	1,158,850	1.0

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
1,756		Martin Marietta Materials, Inc.	$124,377	0.1
2,000		Minerals Technologies, Inc.	116,020	0.1
2,100		NewMarket Corp.	352,128	0.3
21,000		Olin Corp.	418,740	0.4
2,965		Packaging Corp. of America	75,163	0.1
8,734		Reliance Steel & Aluminum Co.	361,937	0.3
7,000		Rock-Tenn Co.	375,690	0.3
6,706		RPM International, Inc.	139,753	0.1
1,200		Scotts Miracle-Gro Co.	58,272	0.0
5,400		Sensient Technologies Corp.	196,290	0.2
3,300		Silgan Holdings, Inc.	125,169	0.1
3,614		Sonoco Products Co.	114,166	0.1
20,789		Steel Dynamics, Inc.	264,644	0.2
18,256		Temple-Inland, Inc.	441,795	0.4
3,918		Valspar Corp.	126,512	0.1
11,200		Worthington Industries	182,000	0.1
			7,867,933	6.7
		Telecommunications: 0.4%
4,300		Telephone & Data Systems, Inc.	110,209	0.1
19,540	@	TW Telecom, Inc.	376,927	0.3
			487,136	0.4
		Utilities: 6.4%
13,475		AGL Resources, Inc.	558,134	0.5
17,300		Alliant Energy Corp.	701,861	0.6
6,100		Aqua America, Inc.	134,688	0.1
3,500		Atmos Energy Corp.	117,390	0.1
4,299	L	Black Hills Corp.	131,549	0.1
12,200		Cleco Corp.	433,466	0.4
17,976		DPL, Inc.	537,842	0.4
11,900		Energen Corp.	584,290	0.5
6,200		Great Plains Energy, Inc.	121,210	0.1
20,030		Hawaiian Electric Industries	481,121	0.4
1,964		Idacorp, Inc.	75,025	0.1
11,500		MDU Resources Group, Inc.	245,410	0.2
5,966		National Fuel Gas Co.	366,014	0.3
7,100		NSTAR	324,612	0.3
16,704		NV Energy, Inc.	249,224	0.2
10,938		OGE Energy Corp.	547,447	0.5
23,400		PNM Resources, Inc.	350,064	0.3
11,200		Questar Corp.	209,888	0.2
18,812		UGI Corp.	559,845	0.5
8,800		Vectren Corp.	240,856	0.2
5,100		Westar Energy, Inc.	135,915	0.1
10,096		WGL Holdings, Inc.	417,570	0.3
			7,523,421	6.4
		Total Common Stock
		(Cost $100,068,077)	114,984,818	98.3
SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateral(cc): 1.2%
774,149		BNY Mellon Overnight Government Fund(1)	774,149	0.7
750,670	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	600,536	0.5
		Total Securities Lending Collateral
		(Cost $1,524,818)	1,374,685	1.2
		Mutual Funds: 1.7%
2,004,800		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,004,800)	2,004,800	1.7
		Total Short-Term Investments
		(Cost $3,529,618)	3,379,485	2.9
		Total Investments in Securities (Cost $103,597,695)*	$118,364,303	101.2
		Liabilities in Excess of Other Assets	(1,404,706)	(1.2)
		Net Assets	$116,959,597	100.0

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $104,859,973.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$20,013,079
		Gross Unrealized Depreciation	(6,508,749)
		Net Unrealized appreciation	$13,504,330

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$16,073,296	$—	$—	$16,073,296
Consumer Staples	5,531,420	—	—	5,531,420
Energy	8,333,764	—	—	8,333,764
Financials	23,044,887	—	—	23,044,887
Health Care	11,992,952	—	—	11,992,952
Industrials	16,926,936	—	—	16,926,936
Information Technology	17,203,073	—	—	17,203,073
Materials	7,867,933	—	—	7,867,933
Telecommunications	487,136	—	—	487,136
Utilities	7,523,421	—	—	7,523,421
Total Common Stock	114,984,818	—	—	114,984,818
Short-Term Investments	2,778,949	—	600,536	3,379,485
Total Investments, at value	$117,763,767	$—	$600,536	$118,364,303
Other Financial Instruments+
Futures	37,507	—	—	37,507
Total Assets	$117,801,274	$—	$600,536	$118,401,810

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus MidCap Fund Open Futures Contracts on August 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	26	09/16/11	$2,273,440	$37,507
			$2,273,440	$37,507

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$600,536	$—	$—	$—	$—	$—	$—	$—	$600,536
Total Investments, at value	$600,536	$—	$—	$—	$—	$—	$—	$—	$600,536

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 14.5%
1,200	@	American Public Education, Inc.	$49,464	0.1
10,916		Arbitron, Inc.	409,896	0.7
1,600	@	Arctic Cat, Inc.	25,088	0.0
2,400	@	Audiovox Corp.	15,384	0.0
2,822		Big 5 Sporting Goods Corp.	20,967	0.0
137	@	Biglari Holdings, Inc.	45,109	0.1
850	@	BJ’s Restaurants, Inc.	39,244	0.1
1,000	@	Blue Nile, Inc.	38,830	0.1
700		Blyth, Inc.	39,844	0.1
6,900	@, L	Boyd Gaming Corp.	43,125	0.1
10,800		Brown Shoe Co., Inc.	88,884	0.2
4,534		Brunswick Corp.	72,045	0.1
1,386		Buckle, Inc.	54,608	0.1
4,350	@	Buffalo Wild Wings, Inc.	268,090	0.5
5,438	@	Cabela’s, Inc.	127,521	0.2
950		Callaway Golf Co.	5,339	0.0
5,208	@	Capella Education Co.	166,552	0.3
2,495	@	Carter’s, Inc.	77,170	0.1
3,002		Cato Corp.	76,191	0.1
1,200		CEC Entertainment, Inc.	37,272	0.1
935	@, L	Childrens Place Retail Stores, Inc.	40,130	0.1
4,600		Christopher & Banks Corp.	21,896	0.0
5,369	@, L	Coinstar, Inc.	244,773	0.4
975		Cracker Barrel Old Country Store	41,301	0.1
6,196	@	CROCS, Inc.	169,523	0.3
660	@	DineEquity, Inc.	27,654	0.0
2,500		Drew Industries, Inc.	49,775	0.1
750		Ethan Allen Interiors, Inc.	12,892	0.0
4,000	@	EW Scripps Co.	33,600	0.1
3,032		Finish Line	60,943	0.1
2,897		Fred’s, Inc.	33,171	0.1
2,039	@	Genesco, Inc.	108,108	0.2
1,020		Group 1 Automotive, Inc.	42,585	0.1
5,000		Harte-Hanks, Inc.	39,750	0.1
2,400		Haverty Furniture Cos., Inc.	28,440	0.1
8,783	@	Helen of Troy Ltd.	263,666	0.5
527	@	Hibbett Sporting Goods, Inc.	19,741	0.0
7,276		Hillenbrand, Inc.	148,430	0.3
12,076	@	HSN, Inc.	388,123	0.7
5,255	@	Iconix Brand Group, Inc.	102,893	0.2
5,250	@	Interval Leisure Group, Inc.	66,150	0.1
8,300	@	Jack in the Box, Inc.	172,391	0.3
2,086	@	Jakks Pacific, Inc.	35,462	0.1
1,081	@	JoS. A Bank Clothiers, Inc.	55,401	0.1
2,800	@	KID Brands Inc.	10,444	0.0
3,500	@	K-Swiss, Inc.	18,690	0.0
1,176	@	La-Z-Boy, Inc.	10,349	0.0
2,900		Lincoln Educational Services Corp.	28,507	0.1
2,800		Lithia Motors, Inc.	52,836	0.1
28,135	@	Live Nation, Inc.	260,249	0.4
4,677	@	Liz Claiborne, Inc.	24,414	0.0
25,500	@, L	Lumber Liquidators	386,070	0.7
2,400	@	M/I Homes, Inc.	19,776	0.0
12,300	@	Maidenform Brands, Inc.	312,666	0.5
2,800		Marcus Corp.	27,384	0.0
3,000	@	MarineMax, Inc.	20,370	0.0
4,265		Men’s Wearhouse, Inc.	123,301	0.2
2,060	@	Meritage Homes Corp.	38,584	0.1
1,800	@	Midas, Inc.	14,490	0.0
1,500	@	Monarch Casino & Resort, Inc.	15,255	0.0
6,521		Monro Muffler, Inc.	257,775	0.4
2,200		Movado Group, Inc.	30,272	0.1
3,500	@	Multimedia Games, Inc.	17,255	0.0
15,864		Nutri/System, Inc.	202,901	0.3
2,400	@	O’Charleys, Inc.	13,488	0.0
2,338	@	OfficeMax, Inc.	14,659	0.0
1,650		Oxford Industries, Inc.	59,103	0.1
6,630	@	Papa John’s International, Inc.	197,243	0.3
700	@	Peet’s Coffee & Tea, Inc.	40,775	0.1
1,839		PEP Boys-Manny Moe & Jack	18,169	0.0
1,600	@	Perry Ellis International, Inc.	36,768	0.1
150		PetMed Express, Inc.	1,520	0.0
1,273	L	PF Chang’s China Bistro, Inc.	38,368	0.1
2,196	@	Pinnacle Entertainment, Inc.	30,129	0.1
2,682		Pool Corp.	69,544	0.1
29,847	@	Quiksilver, Inc.	124,760	0.2
900	@	Red Robin Gourmet Burgers, Inc.	28,080	0.0
3,835	@	Ruby Tuesday, Inc.	31,946	0.1
2,200	@, L	Rue21, Inc.	55,132	0.1
4,000	@	Ruth’s Chris Steak House	21,160	0.0
7,100	@	Select Comfort Corp.	112,748	0.2
9,010	@	Shuffle Master, Inc.	79,829	0.1
22,301	@	Skechers USA, Inc.	359,715	0.6
900		Skyline Corp.	9,828	0.0
1,400		Sonic Automotive, Inc.	19,432	0.0
1,750	@	Sonic Corp.	16,222	0.0
4,300		Spartan Motors, Inc.	19,694	0.0
910		Stage Stores, Inc.	14,860	0.0
2,500		Standard Motor Products, Inc.	32,925	0.1
3,600		Stein Mart, Inc.	25,488	0.0
4,990	@	Steven Madden Ltd.	180,239	0.3
3,500		Sturm Ruger & Co., Inc.	116,445	0.2
2,973		Superior Industries International	51,195	0.1
3,033		Texas Roadhouse, Inc.	43,372	0.1
13,726	@	True Religion Apparel, Inc.	418,643	0.7
4,700	@	Tuesday Morning Corp.	18,753	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,917	@	Universal Electronics, Inc.	$37,305	0.1
2,700	@	Universal Technical Institute, Inc.	39,312	0.1
3,100	@	Vitamin Shoppe, Inc.	137,330	0.2
950	@	Winnebago Industries	7,458	0.0
6,430		Wolverine World Wide, Inc.	234,116	0.4
2,950	@	Zale Corp.	12,036	0.0
450	@	Zumiez, Inc.	8,321	0.0
			8,555,119	14.5
		Consumer Staples: 4.3%
6,700	@	Alliance One International, Inc.	21,373	0.0
5,655		Andersons, Inc.	227,388	0.4
6,200		B&G Foods, Inc.	112,902	0.2
178	@	Boston Beer Co., Inc.	14,430	0.0
1,600	L	Calavo Growers, Inc.	32,000	0.1
1,687		Cal-Maine Foods, Inc.	54,777	0.1
3,144		Casey’s General Stores, Inc.	141,480	0.2
6,223	@	Central Garden & Pet Co.	48,975	0.1
11,280	@	Darling International, Inc.	190,068	0.3
777		Diamond Foods, Inc.	61,274	0.1
1,612	@	Hain Celestial Group, Inc.	50,988	0.1
2,000		Inter Parfums, Inc.	33,120	0.1
1,839		J&J Snack Foods Corp.	93,072	0.2
3,476		Nash Finch Co.	110,537	0.2
6,500	@	Prestige Brands Holdings, Inc.	70,005	0.1
935	L	Sanderson Farms, Inc.	36,652	0.1
1,200	@	Seneca Foods Corp.	28,092	0.0
15,956		Snyders-Lance, Inc.	355,340	0.6
2,900		Spartan Stores, Inc.	46,806	0.1
10,650	@	TreeHouse Foods, Inc.	583,407	1.0
3,588	@	United Natural Foods, Inc.	145,924	0.2
2,200		WD-40 Co.	90,508	0.1
			2,549,118	4.3
		Energy: 4.2%
3,700	@	Approach Resources, Inc.	68,672	0.1
1,150	@	Basic Energy Services, Inc.	25,139	0.0
5,761		Bristow Group, Inc.	253,369	0.4
1,150	@	Contango Oil & Gas Co.	69,724	0.1
2,400	@	Georesources, Inc.	55,920	0.1
1,800		Gulf Island Fabrication, Inc.	44,280	0.1
5,200	@	Gulfport Energy Corp.	150,280	0.3
1,350	@	Hornbeck Offshore Services, Inc.	32,913	0.1
25,885	@	ION Geophysical Corp.	183,007	0.3
1,214		Lufkin Industries, Inc.	75,547	0.1
3,400	@	Matrix Service Co.	36,958	0.1
600	@	OYO Geospace Corp.	44,220	0.1
1,098		Penn Virginia Corp.	8,960	0.0
6,722	@	Petroleum Development Corp.	160,051	0.3
4,350	@	Petroquest Energy, Inc.	33,060	0.1
14,219	@	Pioneer Drilling Co.	179,728	0.3
2,094		SEACOR Holdings, Inc.	185,822	0.3
1,894	@	Stone Energy Corp.	50,021	0.1
15,958	@	Swift Energy Co.	492,304	0.8
4,550	@	Tetra Technologies, Inc.	46,637	0.1
6,873		World Fuel Services Corp.	255,263	0.4
			2,451,875	4.2
		Financials: 19.8%
2,228		Acadia Realty Trust	46,966	0.1
2,319	@	Amerisafe, Inc.	45,754	0.1
5,900		Bank Mutual Corp.	18,762	0.0
950		Bank of the Ozarks, Inc.	21,584	0.0
10,745		BioMed Realty Trust, Inc.	196,526	0.3
3,850		Boston Private Financial Holdings, Inc.	23,985	0.0
2,963		Brookline Bancorp., Inc.	24,948	0.0
2,600		Calamos Asset Management, Inc.	30,654	0.1
1,015		Cash America International, Inc.	56,718	0.1
6,200		Cedar Shopping Centers, Inc.	22,816	0.0
2,000		City Holding Co.	60,740	0.1
3,005		Colonial Properties Trust	63,165	0.1
4,743		Columbia Banking System, Inc.	77,548	0.1
2,940		Community Bank System, Inc.	73,588	0.1
11,570		Delphi Financial Group	279,763	0.5
22,234		DiamondRock Hospitality Co.	172,091	0.3
3,600		Dime Community Bancshares	43,416	0.1
1,550		EastGroup Properties, Inc.	62,636	0.1
2,300		Employers Holdings, Inc.	28,129	0.0
1,800	@	Encore Capital Group, Inc.	42,606	0.1
8,016		Entertainment Properties Trust	337,714	0.6
3,680		Extra Space Storage, Inc.	79,120	0.1
12,272	@	Ezcorp, Inc.	411,726	0.7
3,800	@	Financial Engines, Inc.	84,664	0.1
2,700	@, L	First BanCorp/Puerto Rico	9,126	0.0
1,089	@	First Cash Financial Services, Inc.	50,867	0.1
4,200		First Commonwealth Financial Corp.	18,900	0.0
6,920		First Financial Bancorp.	110,512	0.2
5,125	L	First Financial Bankshares, Inc.	151,751	0.3

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
11,596		First Midwest Bancorp., Inc.	$101,813	0.2
15,100		FNB Corp.	135,447	0.2
3,979	@	Forestar Real Estate Group, Inc.	50,096	0.1
2,149		Franklin Street Properties Corp.	28,023	0.0
13,200		Getty Realty Corp.	250,932	0.4
16,800		Glacier Bancorp., Inc.	193,368	0.3
19,400	@	Hanmi Financial Corp.	18,818	0.0
25,250		Healthcare Realty Trust, Inc.	441,623	0.8
2,850		Home Bancshares, Inc.	66,918	0.1
1,456		Home Properties, Inc.	97,363	0.2
14,542		Horace Mann Educators Corp.	193,699	0.3
2,731		Independent Bank Corp.	65,134	0.1
1,631		Infinity Property & Casualty Corp.	83,263	0.1
3,500		Inland Real Estate Corp.	28,385	0.1
1,300		Interactive Brokers Group, Inc.	19,513	0.0
2,000	@	Investment Technology Group, Inc.	22,760	0.0
5,366		Kilroy Realty Corp.	191,727	0.3
8,150		Kite Realty Group Trust	34,963	0.1
5,500		LaSalle Hotel Properties	103,400	0.2
21,030		Lexington Realty Trust	155,201	0.3
3,310		LTC Properties, Inc.	89,337	0.2
6,800		Meadowbrook Insurance Group, Inc.	63,784	0.1
6,514		Medical Properties Trust, Inc.	69,635	0.1
6,451		Mid-America Apartment Communities, Inc.	461,117	0.8
4,900	@	Nara Bancorp., Inc.	34,790	0.1
18,930	@	National Financial Partners Corp.	241,925	0.4
7,500		National Penn Bancshares, Inc.	54,375	0.1
15,199	L	National Retail Properties, Inc.	414,325	0.7
1,543	@	Navigators Group, Inc.	69,080	0.1
4,426		NBT Bancorp., Inc.	89,936	0.2
13,600		Northwest Bancshares, Inc.	162,112	0.3
5,600		Old National Bancorp.	54,936	0.1
4,730		OptionsXpress Holdings, Inc.	59,598	0.1
700		PacWest Bancorp	11,235	0.0
2,800		Parkway Properties, Inc.	38,024	0.1
13,151		Pennsylvania Real Estate Investment Trust	135,587	0.2
2,850	@	Pinnacle Financial Partners, Inc.	36,138	0.1
3,388	@	Piper Jaffray Cos.	80,736	0.1
3,725	@	Portfolio Recovery Associates, Inc.	272,409	0.5
2,108		Post Properties, Inc.	88,114	0.2
2,700		Presidential Life Corp.	25,893	0.0
3,177		PrivateBancorp, Inc.	28,212	0.0
1,219	@	ProAssurance Corp.	88,451	0.2
8,100		Prospect Capital Corp.	71,118	0.1
4,850		Provident Financial Services, Inc.	60,916	0.1
5,011		PS Business Parks, Inc.	273,951	0.5
800		RLI Corp.	50,576	0.1
3,200		S&T Bancorp, Inc.	59,360	0.1
1,920		Safety Insurance Group, Inc.	74,880	0.1
1,500		Saul Centers, Inc.	53,070	0.1
1,050		Selective Insurance Group	15,971	0.0
6,548	@	Signature Bank	364,134	0.6
2,259		Simmons First National Corp.	52,002	0.1
1,648		Sovran Self Storage, Inc.	66,975	0.1
4,000		Sterling Bancorp.	34,320	0.1
2,500		Stewart Information Services Corp.	23,825	0.0
18,872	@	Stifel Financial Corp.	567,670	1.0
17,367		Susquehanna Bancshares, Inc.	116,533	0.2
3,786		SWS Group, Inc.	16,356	0.0
15,958		Tanger Factory Outlet Centers, Inc.	448,899	0.8
1,700	@	Texas Capital Bancshares, Inc.	43,639	0.1
1,050		Tompkins Financial Corp.	40,792	0.1
13,767		Tower Group, Inc.	330,546	0.6
11,650		Trustco Bank Corp.	54,406	0.1
7,836		UMB Financial Corp.	303,880	0.5
6,164		Umpqua Holdings Corp.	60,222	0.1
7,768		United Bankshares, Inc.	174,547	0.3
2,340	@	United Community Banks, Inc./GA	24,219	0.0
2,700		United Fire & Casualty Co.	48,897	0.1
1,650		Universal Health Realty Income Trust	61,743	0.1
2,960		Urstadt Biddle Properties, Inc.	49,758	0.1
7,300		Wilshire Bancorp., Inc.	22,484	0.0
6,684		Wintrust Financial Corp.	211,081	0.4
4,255	@, L	World Acceptance, Corp.	277,213	0.5
			11,652,953	19.8
		Health Care: 11.9%
2,350	@	Abaxism, Inc.	58,445	0.1
3,400	@	Affymetrix, Inc.	19,040	0.0
1,000	@	Air Methods Corp.	66,550	0.1
9,762	@	Align Technology, Inc.	186,454	0.3
7,200	@	Almost Family, Inc.	142,344	0.2
2,952	@	Amedisys, Inc.	50,095	0.1
5,100	@	AMN Healthcare Services, Inc.	28,101	0.1
734	@	Amsurg Corp.	16,610	0.0
700		Analogic Corp.	34,664	0.1
5,700	@	Arqule, Inc.	24,852	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
200	@, L	Bio-Reference Labs, Inc.	$4,048	0.0
3,800	@	Cambrex Corp.	18,886	0.0
1,700		Cantel Medical Corp.	42,381	0.1
11,646	@	Centene Corp.	371,391	0.6
1,000		Chemed Corp.	58,050	0.1
400		Computer Programs & Systems, Inc.	28,328	0.1
1,150	@	Conmed Corp.	26,968	0.0
800	@	Corvel Corp.	36,496	0.1
4,000	@	Cross Country Healthcare, Inc.	19,720	0.0
3,600	@	CryoLife, Inc.	18,396	0.0
1,967	@	Cubist Pharmaceuticals, Inc.	68,235	0.1
1,150	@	Cyberonics	32,441	0.1
12,400	@	Emergent Biosolutions, Inc.	224,068	0.4
1,700		Ensign Group, Inc.	39,661	0.1
4,300	@	Enzo Biochem, Inc.	12,556	0.0
5,502	@	eResearch Technology, Inc.	28,665	0.1
32,233	@	Gentiva Health Services, Inc.	245,293	0.4
2,500	@	Greatbatch, Inc.	55,875	0.1
4,980	@	Haemonetics Corp.	311,300	0.5
2,000	@	Hanger Orthopedic Group, Inc.	37,560	0.1
18,831	@	Healthspring, Inc.	735,162	1.3
1,600	@	Healthways, Inc.	20,096	0.0
1,300	@	Hi-Tech Pharmacal Co., Inc.	36,413	0.1
15,750	@	HMS Holdings Corp.	413,123	0.7
900	@	ICU Medical, Inc.	37,080	0.1
3,500	@	Integra LifeSciences Holdings Corp.	139,580	0.2
1,109		Invacare Corp.	27,858	0.0
2,500	@	IPC The Hospitalist Co., Inc.	100,250	0.2
1,100	@	Kensey Nash Corp.	30,206	0.1
1,200		Landauer, Inc.	61,872	0.1
2,400	@	LCA-Vision, Inc.	6,792	0.0
8,997	@	LHC Group, Inc.	179,760	0.3
3,225	@	Magellan Health Services, Inc.	160,831	0.3
2,600	@	Medcath Corp.	36,140	0.1
7,600	@	Medicines Co.	110,808	0.2
1,587		Meridian Bioscience, Inc.	29,360	0.1
9,782	@	Merit Medical Systems, Inc.	142,328	0.2
1,444	@	Molina Healthcare, Inc.	27,768	0.0
1,645	@	MWI Veterinary Supply, Inc.	121,730	0.2
13,196	@	Natus Medical, Inc.	138,294	0.2
2,985	@	Neogen Corp.	103,639	0.2
4,900	@, L	NuVasive, Inc.	118,727	0.2
4,303	@	Omnicell, Inc.	67,299	0.1
2,400	@	Palomar Medical Technologies, Inc.	19,320	0.0
8,816	@	Par Pharmaceutical Cos., Inc.	262,100	0.4
12,906	@	Parexel International Corp.	263,024	0.4
450	@	PharMerica Corp.	6,629	0.0
2,251	@, L	PSS World Medical, Inc.	53,079	0.1
3,685		Quality Systems, Inc.	339,094	0.6
2,200	@	Questcor Pharmaceuticals, Inc.	66,110	0.1
3,797	@	Regeneron Pharmaceuticals, Inc.	224,137	0.4
5,192	@	Salix Pharmaceuticals Ltd.	158,096	0.3
3,642	@, L	Savient Pharmaceuticals, Inc.	15,661	0.0
1,800	@	SonoSite, Inc.	52,488	0.1
2,200	@	SurModics, Inc.	23,452	0.0
4,700	@	Symmetry Medical, Inc.	39,151	0.1
11,110	@	Viropharma, Inc.	220,089	0.4
1,687		West Pharmaceutical Services, Inc.	67,682	0.1
901	@	Zoll Medical Corp.	40,257	0.1
			7,002,958	11.9
		Industrials: 15.1%
2,300		AAON, Inc.	40,273	0.1
2,033		AAR Corp.	47,958	0.1
1,670		ABM Industries, Inc.	34,135	0.1
3,395		Actuant Corp.	68,172	0.1
613	@	Aerovironment, Inc.	17,569	0.0
6,750		Albany International Corp.	146,745	0.2
834	@	Allegiant Travel Co.	39,156	0.1
5,787		American Science & Engineering, Inc.	390,275	0.7
3,100		AO Smith Corp.	121,799	0.2
3,641		Apogee Enterprises, Inc.	34,189	0.1
8,617		Applied Industrial Technologies, Inc.	263,853	0.4
1,071		Arkansas Best Corp.	22,116	0.0
627	@	Astec Industries, Inc.	21,700	0.0
3,300		AZZ, Inc.	156,189	0.3
3,500		Badger Meter, Inc.	122,605	0.2
1,440		Barnes Group, Inc.	33,149	0.1
9,807		Belden CDT, Inc.	299,212	0.5
7,599		Brady Corp.	208,972	0.4
2,349		Briggs & Stratton Corp.	37,936	0.1
1,200		Cascade Corp.	51,300	0.1
1,700		CDI Corp.	19,142	0.0
11,996	@	Ceradyne, Inc.	376,195	0.6
1,100		CIRCOR International, Inc.	37,961	0.1
4,983		Clarcor, Inc.	231,909	0.4
4,900		Comfort Systems USA, Inc.	46,844	0.1
1,231	@	Consolidated Graphics, Inc.	47,492	0.1
4,162		Cubic Corp.	174,513	0.3
13,062		Curtiss-Wright Corp.	402,179	0.7
10,850	@	Dolan Media Co.	91,900	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,186	@	Dycom Industries, Inc.	$21,621	0.0
4,441	@	EMCOR Group, Inc.	101,743	0.2
2,400		Encore Wire Corp.	53,784	0.1
2,500	@	EnPro Industries, Inc.	97,050	0.2
1,300		ESCO Technologies, Inc.	40,131	0.1
1,789	@	Exponent, Inc.	75,603	0.1
8,000		Federal Signal Corp.	43,600	0.1
4,959		Forward Air Corp.	140,885	0.2
2,400		G&K Services, Inc.	67,728	0.1
7,500	@	Gencorp, Inc.	33,375	0.1
16,255	@	Geo Group, Inc.	348,995	0.6
3,900	@	Gibraltar Industries, Inc.	34,632	0.1
939	@	Griffon Corp.	8,207	0.0
3,188		Healthcare Services Group	49,988	0.1
2,466		Heartland Express, Inc.	37,483	0.1
1,250		Heidrick & Struggles International, Inc.	25,963	0.0
1,629	@	HUB Group, Inc.	51,297	0.1
7,974	@	II-VI, Inc.	157,526	0.3
19,350	@	Insituform Technologies, Inc.	319,855	0.5
841		Insperity, Inc.	20,941	0.0
8,515		Interface, Inc.	128,406	0.2
3,729		John Bean Technologies Corp.	58,918	0.1
3,396		Kaman Corp.	115,973	0.2
7,516		Kaydon Corp.	252,688	0.4
3,600		Kelly Services, Inc.	54,720	0.1
1,659		Knight Transportation, Inc.	25,134	0.0
500		Lawson Products	8,530	0.0
387		Lindsay Manufacturing Co.	24,071	0.0
2,200	@	Lydall, Inc.	24,002	0.0
2,150	@, L	Mobile Mini, Inc.	40,957	0.1
8,567	@	Moog, Inc.	341,652	0.6
1,962		Mueller Industries, Inc.	92,489	0.2
872	L	National Presto Industries, Inc.	84,584	0.1
200	@	Navigant Consulting, Inc.	1,898	0.0
3,828	@	Old Dominion Freight Line	122,955	0.2
4,800	@	On Assignment, Inc.	36,480	0.1
2,545	@	Orbital Sciences Corp.	39,804	0.1
11,200	@	Orion Marine Group, Inc.	72,016	0.1
1,100	@	Powell Industries, Inc.	41,162	0.1
1,669		Quanex Building Products Corp.	21,547	0.0
1,880		Robbins & Myers, Inc.	90,334	0.1
2,083	@	School Specialty, Inc.	19,809	0.0
1,633		Simpson Manufacturing Co., Inc.	46,426	0.1
6,574		Skywest, Inc.	83,819	0.1
1,600		Standard Register Co.	4,496	0.0
1,600		Standex International Corp.	46,560	0.1
24,171	@	SYKES Enterprises, Inc.	378,276	0.6
2,940	@	Teledyne Technologies, Inc.	160,495	0.3
22,515	@	Tetra Tech, Inc.	448,274	0.8
6,233		Toro Co.	340,135	0.6
2,994		Tredegar Corp.	50,120	0.1
2,655	@	TrueBlue, Inc.	37,303	0.1
788		Unifirst Corp.	40,803	0.1
2,536		United Stationers, Inc.	79,985	0.1
858		Universal Forest Products, Inc.	26,220	0.0
2,650		Viad Corp.	54,510	0.1
2,500		Vicor Corp.	28,225	0.0
1,100		Watts Water Technologies, Inc.	31,152	0.0
			8,870,773	15.1
		Information Technology: 17.6%
14,375	@	Advanced Energy Industries, Inc.	143,606	0.2
2,500	@	Agilysys, Inc.	22,625	0.0
2,367		Anixter International, Inc.	139,677	0.2
8,958	@	Arris Group, Inc.	97,821	0.2
2,000	@	ATMI, Inc.	34,260	0.1
3,800	@	Avid Technology, Inc.	37,392	0.1
1,500		Bel Fuse, Inc.	26,010	0.0
5,190	@	Benchmark Electronics, Inc.	70,324	0.1
2,353		Black Box Corp.	58,166	0.1
2,200		Blackbaud, Inc.	55,088	0.1
2,256	@	Blue Coat Systems, Inc.	33,118	0.1
4,400	@	Bottomline Technologies, Inc.	101,068	0.2
2,571	@	Brightpoint, Inc.	24,502	0.0
8,527		Brooks Automation, Inc.	80,665	0.1
794	@	Cabot Microelectronics Corp.	31,569	0.1
1,516	@	CACI International, Inc.	83,471	0.1
3,900	@	Cardtronics, Inc.	96,564	0.2
2,950	@	Ceva, Inc.	78,470	0.1
10,757	@	Checkpoint Systems, Inc.	163,829	0.3
9,200	@	Ciber, Inc.	30,176	0.0
8,000	@	Cirrus Logic, Inc.	121,440	0.2
9,961		Cognex Corp.	318,752	0.5
3,050		Cohu, Inc.	33,824	0.1
2,284	@	Commvault Systems, Inc.	77,450	0.1
3,300	@	comScore, Inc.	52,635	0.1
4,353		Comtech Telecommunications	121,188	0.2
14,169	@	CSG Systems International	189,298	0.3
4,460		CTS Corp.	42,816	0.1
1,150	@	Cymer, Inc.	46,529	0.1
4,548		Daktronics, Inc.	43,843	0.1
1,486	@	DealerTrack Holdings, Inc.	27,818	0.0
14,700	@	DG FastChannel, Inc.	321,930	0.5
3,300	@	Digi International, Inc.	41,481	0.1
1,900	@	Diodes, Inc.	38,038	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,000	@	DSP Group, Inc.	$19,410	0.0
2,605		DTS, Inc.	80,026	0.1
5,800	@, L	Ebix, Inc.	95,004	0.2
3,050	@	Electro Scientific Industries, Inc.	46,116	0.1
9,100	@	Entropic Communications, Inc.	40,859	0.1
4,000		EPIQ Systems, Inc.	50,080	0.1
5,750	@	Exar Corp.	34,845	0.1
2,100	@	Faro Technologies, Inc.	79,737	0.1
1,100	@	FEI Co.	35,189	0.1
1,850		Forrester Research, Inc.	62,345	0.1
25,184	@	Harmonic, Inc.	119,876	0.2
1,501		Heartland Payment Systems, Inc.	32,287	0.1
2,050	@	Hittite Microwave Corp.	111,356	0.2
3,800		iGate Corp.	42,636	0.1
4,800	@	Infospace, Inc.	45,888	0.1
11,469	@	Insight Enterprises, Inc.	215,847	0.4
1,800	@	Interactive Intelligence Group	58,176	0.1
21,146	@	Intermec, Inc.	155,846	0.3
2,900	@	Intevac, Inc.	23,809	0.0
2,089		j2 Global Communications, Inc.	66,744	0.1
9,906	@	JDA Software Group, Inc.	261,617	0.4
8,300	@	Kopin Corp.	31,374	0.1
10,400	@	Kulicke & Soffa Industries, Inc.	90,480	0.2
2,300	@	Liquidity Services, Inc.	55,200	0.1
1,350		Littelfuse, Inc.	62,626	0.1
6,000	@	LivePerson, Inc.	70,500	0.1
4,300	@	LogMeIn, Inc.	134,375	0.2
2,400	@	LoJack Corp.	7,704	0.0
1,014	@	Manhattan Associates, Inc.	36,190	0.1
1,498		MAXIMUS, Inc.	55,411	0.1
3,850	@	Mercury Computer Systems, Inc.	53,553	0.1
4,768		Methode Electronics, Inc.	46,583	0.1
7,511		Micrel, Inc.	75,936	0.1
15,807	@	Microsemi Corp.	245,483	0.4
300	@	MicroStrategy, Inc.	36,864	0.1
4,577		MKS Instruments, Inc.	106,278	0.2
14,100	@	Monolithic Power Systems, Inc.	178,083	0.3
3,700	@	Monotype Imaging Holdings, Inc.	43,327	0.1
2,000		MTS Systems Corp.	72,240	0.1
2,300	@	Nanometrics, Inc.	36,547	0.1
1,000	@	NCI, Inc.	16,350	0.0
1,744	@	Netgear, Inc.	48,501	0.1
25,397	@	Netscout Systems, Inc.	350,479	0.6
3,900	@	Network Equipment Technologies, Inc.	9,984	0.0
4,765	@	Newport Corp.	61,659	0.1
2,650	@	Oplink Communications, Inc.	43,804	0.1
3,150	@	OSI Systems, Inc.	122,535	0.2
2,701		Park Electrochemical Corp.	66,850	0.1
2,400	@	PC-Tel, Inc.	15,288	0.0
3,900	@	Perficient, Inc.	34,320	0.1
3,200	@	Pericom Semiconductor Corp.	24,896	0.0
1,262	@	Plexus Corp.	33,544	0.1
1,050		Power Integrations, Inc.	33,747	0.1
24,725	@	Progress Software Corp.	515,022	0.9
5,350		Pulse Electronics Corp.	17,976	0.0
3,436	@	Radisys Corp.	25,907	0.0
800	@	RightNow Technologies, Inc.	26,232	0.0
400	@	Rofin-Sinar Technologies, Inc.	9,236	0.0
600	@	Rogers Corp.	29,922	0.0
2,100	@, L	Rubicon Technology, Inc.	27,058	0.0
4,100	@	Rudolph Technologies, Inc.	27,921	0.0
1,000	@	Scansource, Inc.	30,950	0.1
15,341	@	Sigma Designs, Inc.	123,648	0.2
950	@	Sourcefire, Inc.	26,239	0.0
1,515		Stamps.com, Inc.	29,755	0.0
5,400	@	Standard Microsystems Corp.	113,508	0.2
2,700	@	Stratasys, Inc.	62,478	0.1
3,400	@	Super Micro Computer, Inc.	46,631	0.1
1,700	@	Supertex, Inc.	33,167	0.1
5,500	@	Symmetricom, Inc.	30,030	0.0
2,069	@, L	Synaptics, Inc.	50,546	0.1
3,300	@, L	Synchronoss Technologies, Inc.	89,628	0.2
993	@	SYNNEX Corp.	26,156	0.0
4,508	@	Take-Two Interactive Software, Inc.	59,596	0.1
1,868	@	Taleo Corp.	48,213	0.1
53,889	@	Tekelec	388,001	0.7
9,297	@	TeleTech Holdings, Inc.	164,929	0.3
19,975	@	Tessera Technologies, Inc.	281,248	0.5
41,885	@	THQ, Inc.	81,676	0.1
11,993	@	Triquint Semiconductor, Inc.	90,907	0.2
11,495	@	TTM Technologies, Inc.	128,399	0.2
166	@	Tyler Technologies, Inc.	4,188	0.0
1,133	@	Ultratech, Inc.	23,136	0.0
7,816		United Online, Inc.	42,363	0.1
2,881	@, L	Veeco Instruments, Inc.	104,753	0.2
9,930	@	Viasat, Inc.	352,515	0.6
700	@	Volterra Semiconductor Corp.	14,175	0.0
1,450	@	Websense, Inc.	29,826	0.0
7,636	@	Wright Express Corp.	321,781	0.5
4,100	@	XO Group, Inc.	37,064	0.1
			10,378,627	17.6
		Materials: 5.3%
1,425		A Schulman, Inc.	25,992	0.0

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
2,200	@	AM Castle & Co.	$26,708	0.0
1,469		Amcol International Corp.	42,748	0.1
2,800		American Vanguard Corp.	33,432	0.1
8,900		Arch Chemicals, Inc.	417,677	0.7
3,701		Balchem Corp.	152,851	0.3
5,110		Buckeye Technologies, Inc.	138,941	0.2
7,125	@	Calgon Carbon Corp.	112,717	0.2
6,280	@	Century Aluminum Co.	76,428	0.1
1,524	@	Clearwater Paper Corp.	56,114	0.1
1,350		Deltic Timber Corp.	78,746	0.1
2,200		Eagle Materials, Inc.	43,384	0.1
1,100		Hawkins, Inc.	39,875	0.1
1,600		Haynes International, Inc.	92,848	0.2
2,691		HB Fuller Co.	59,659	0.1
600		Kaiser Aluminum Corp.	31,122	0.0
4,900	@	KapStone Paper and Packaging Corp.	73,647	0.1
2,600		Koppers Holdings, Inc.	86,398	0.1
4,000	@	Kraton Performance Polymers, Inc.	95,880	0.2
2,200	@	LSB Industries, Inc.	87,890	0.1
6,117	@	Materion Corp.	175,558	0.3
4,550		Myers Industries, Inc.	49,504	0.1
1,950		Neenah Paper, Inc.	34,086	0.1
1,200		Olympic Steel, Inc.	24,864	0.0
15,250	@	OM Group, Inc.	482,357	0.8
3,468		PolyOne Corp.	43,801	0.1
1,640		Quaker Chemical Corp.	54,678	0.1
1,750	@	RTI International Metals, Inc.	46,620	0.1
4,612		Schweitzer-Mauduit International, Inc.	276,628	0.5
230		Stepan Co.	17,399	0.0
1,600	@, L	STR Holdings, Inc.	18,144	0.0
1,600	L	Texas Industries, Inc.	56,976	0.1
6,300		Wausau Paper Corp.	42,021	0.1
2,864		Zep, Inc.	50,492	0.1
			3,146,185	5.3
		Telecommunication Services: 0.7%
1,150		Atlantic Tele-Network, Inc.	38,180	0.1
2,035	@	Cbeyond, Inc.	18,905	0.0
5,400	@	Cincinnati Bell, Inc.	18,306	0.0
4,900	@	General Communication, Inc.	43,512	0.1
2,933	@	Neutral Tandem, Inc.	34,873	0.1
9,838		NTELOS Holdings Corp.	193,317	0.3
2,793		USA Mobility, Inc.	42,370	0.1
			389,463	0.7
		Utilities: 4.2%
1,100		Allete, Inc.	42,966	0.1
3,050		American States Water Co.	108,275	0.2
8,752		Avista Corp.	222,126	0.4
1,700		Central Vermont Public Service Corp.	59,194	0.1
2,017		CH Energy Group, Inc.	113,335	0.2
13,064		El Paso Electric Co.	451,884	0.8
6,348		Laclede Group, Inc.	252,016	0.4
1,662		New Jersey Resources Corp.	78,297	0.1
5,550		Northwest Natural Gas Co.	250,971	0.4
6,600		NorthWestern Corp.	223,806	0.4
3,367	L	Piedmont Natural Gas Co.	104,040	0.2
1,200		South Jersey Industries, Inc.	61,836	0.1
6,754		Southwest Gas Corp.	250,033	0.4
5,050		UIL Holdings Corp.	171,498	0.3
1,922		Unisource Energy Corp.	72,767	0.1
			2,463,044	4.2
		Total Common Stock
		(Cost $54,530,770)	57,460,115	97.6
RIGHTS: —%
		Materials: —%
3,200	X	Gerber Scientific	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments
		(Cost $54,530,770)	57,460,115	97.6
SHORT-TERM INVESTMENTS: 4.7%
		Securities Lending Collateral(cc): 2.6%
1,243,815		BNY Mellon Overnight Government Fund(1)	1,243,815	2.1
334,426	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	267,541	0.5
		Total Securities Lending Collateral
		(Cost $1,578,241)	1,511,356	2.6
		Mutual Funds: 2.1%
1,237,500		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,237,500)	1,237,500	2.1
		Total Short-Term Investments
		(Cost $2,815,741)	2,748,856	4.7
		Total Investments in Securities (Cost $57,346,511)*	$60,208,971	102.3
		Liabilities in Excess of Other Assets	(1,339,896)	(2.3)
		Net Assets	$58,869,075	100.0

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
R	Restricted Security
L	Loaned security, a portion or all of the security is on loan at August 31, 2011.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

*	Cost for federal income tax purposes is $57,917,752.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$7,093,332
	Gross Unrealized Depreciation	(4,802,113)
	Net Unrealized appreciation	$2,291,219

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$57,460,115	$—	$—	$57,460,115
Rights	—	—	—	—
Short-Term Investments	2,481,315	—	267,541	2,748,856
Total Investments, at value	$59,941,430	$—	$267,541	$60,208,971
Other Financial Instruments+
Futures	39,986	—	—	39,986
Total Assets	$59,981,416	$—	$267,541	$60,248,957

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Index Plus SmallCap Fund Open Futures Contracts on August 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	20	09/16/11	$1,452,400	$39,986
			$1,452,400	$39,986

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$267,541	$—	$—	$—	$—	$—	$—	$—	$267,541
Total Investments, at value	$267,541	$—	$—	$—	$—	$—	$—	$—	$267,541

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 12.3%
71,748		Arbitron, Inc.	$2,694,137	0.8
100,625	@	Ascena Retail Group, Inc.	2,859,763	0.9
40,672	@	Bally Technologies, Inc.	1,276,287	0.4
127,450		Callaway Golf Co.	716,269	0.2
40,100	@	Childrens Place Retail Stores, Inc.	1,721,092	0.5
139,243	@	Collective Brands, Inc.	1,878,388	0.6
164,395		Cooper Tire & Rubber Co.	1,994,111	0.6
53,800		Finish Line	1,081,380	0.3
37,981		Gildan Activewear, Inc.	1,027,006	0.3
87,600	@	Jack in the Box, Inc.	1,819,452	0.5
135,256	@	La-Z-Boy, Inc.	1,190,253	0.4
82,573	@	Life Time Fitness, Inc.	3,165,849	0.9
289,800	@	OfficeMax, Inc.	1,817,046	0.5
219,547	@	Orient-Express Hotels Ltd.	1,721,248	0.5
71,063	@	Papa John’s International, Inc.	2,114,124	0.6
74,930		Pool Corp.	1,942,935	0.6
170,200		Regis Corp.	2,513,854	0.8
226,981	@	Ruby Tuesday, Inc.	1,890,752	0.6
233,492	@	Sonic Corp.	2,164,471	0.7
86,100	@	Wet Seal, Inc.	433,944	0.1
77,850		Wolverine World Wide, Inc.	2,834,519	0.9
66,200		Wyndham Worldwide Corp.	2,150,176	0.6
			41,007,056	12.3
		Consumer Staples: 1.5%
51,880		Casey’s General Stores, Inc.	2,334,600	0.7
73,185		Flowers Foods, Inc.	1,394,174	0.4
88,833		Spartan Stores, Inc.	1,433,765	0.4
			5,162,539	1.5
		Energy: 6.0%
78,400	@	Bill Barrett Corp.	3,759,280	1.1
94,250	@	Carrizo Oil & Gas, Inc.	2,829,385	0.8
50,600	@	Dril-Quip, Inc.	3,273,820	1.0
31,056		HollyFrontier Corp.	2,228,579	0.7
245,200	@	McMoRan Exploration Co.	3,155,724	0.9
108,740	L	Nordic American Tanker Shipping	1,951,883	0.6
59,819	@	Unit Corp.	2,852,768	0.9
			20,051,439	6.0
		Financials: 19.4%
19,800	@	Affiliated Managers Group, Inc.	1,725,768	0.5
56,000		American Campus Communities, Inc.	2,184,560	0.6
126,200		Capitol Federal Financial, Inc.	1,354,126	0.4
48,638		Cash America International, Inc.	2,717,891	0.8
113,847		Columbia Banking System, Inc.	1,861,398	0.6
104,226		Delphi Financial Group	2,520,185	0.7
64,280	@	Encore Capital Group, Inc.	1,521,508	0.5
50,960		Entertainment Properties Trust	2,146,945	0.6
138,070		Flushing Financial Corp.	1,585,044	0.5
93,700		Hatteras Financial Corp.	2,587,057	0.8
57,710		IBERIABANK Corp.	2,778,159	0.8
34,200		Jones Lang LaSalle, Inc.	2,288,322	0.7
125,631	@	Knight Capital Group, Inc.	1,621,896	0.5
160,684		LaSalle Hotel Properties	3,020,859	0.9
331,850		MFA Mortgage Investments, Inc.	2,485,556	0.7
106,087	L	National Retail Properties, Inc.	2,891,932	0.9
200,361	@	Netspend Holdings, Inc.	1,186,137	0.4
56,636		Platinum Underwriters Holdings Ltd.	1,784,034	0.5
110,400		Primerica, Inc.	2,299,632	0.7
36,811	@	ProAssurance Corp.	2,671,006	0.8
76,209		Prosperity Bancshares, Inc.	2,884,511	0.9
146,164		Provident Financial Services, Inc.	1,835,820	0.5
40,300	@	Signature Bank	2,241,083	0.7
157,400		Starwood Property Trust, Inc.	2,911,900	0.9
55,969	@	Stifel Financial Corp.	1,683,547	0.5
369,100		Susquehanna Bancshares, Inc.	2,476,661	0.7
62,020	@	SVB Financial Group	2,857,882	0.9
213,509		U-Store-It Trust	2,293,087	0.7
78,638		Wintrust Financial Corp.	2,483,388	0.7
			64,899,894	19.4
		Health Care: 11.5%
36,376	@	Acorda Therapeutics, Inc.	947,595	0.3
68,800	@	Align Technology, Inc.	1,314,080	0.4
69,700	@	Amsurg Corp.	1,577,311	0.5
82,700	@	Centene Corp.	2,637,303	0.8
31,229	@	Cubist Pharmaceuticals, Inc.	1,083,334	0.3
44,650	@	Haemonetics Corp.	2,791,072	0.8
185,850	@	Healthsouth Corp.	3,975,331	1.2
87,500	@, L	Incyte Corp.	1,406,125	0.4
87,553	@	Medicines Co.	1,276,523	0.4
36,100	@	Mednax, Inc.	2,357,691	0.7
83,456		Meridian Bioscience, Inc.	1,543,936	0.5
173,771	@	Nektar Therapeutics	994,839	0.3
61,976	@	Onyx Pharmaceuticals, Inc.	2,109,043	0.6
109,554		Owens & Minor, Inc.	3,225,270	1.0
112,300	@	PSS World Medical, Inc.	2,648,034	0.8

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
32,700	@	Salix Pharmaceuticals Ltd.	$995,715	0.3
96,429	@, L	Savient Pharmaceuticals, Inc.	414,645	0.1
74,224		Steris Corp.	2,388,528	0.7
67,200	@	Thoratec Corp.	2,302,272	0.7
58,200		Universal Health Services, Inc.	2,421,120	0.7
			38,409,767	11.5
		Industrials: 17.3%
132,526		Actuant Corp.	2,661,122	0.8
78,656		Acuity Brands, Inc.	3,621,322	1.1
47,000	@	Allegiant Travel Co.	2,206,650	0.7
50,894	@	Atlas Air Worldwide Holdings, Inc.	2,497,878	0.8
143,242		Barnes Group, Inc.	3,297,431	1.0
101,730		Brady Corp.	2,797,575	0.8
48,054	@	Clean Harbors, Inc.	2,588,669	0.8
185,200	@	Diana Shipping, Inc.	1,692,728	0.5
197,200		Heartland Express, Inc.	2,997,440	0.9
87,928	@	HUB Group, Inc.	2,768,853	0.8
38,948	@	Kirby Corp.	2,143,698	0.6
56,755	@	Mobile Mini, Inc.	1,081,183	0.3
161,950	@	Orbital Sciences Corp.	2,532,898	0.8
48,760		Regal-Beloit Corp.	2,866,600	0.9
115,000		Resources Connection, Inc.	1,202,900	0.4
56,500	@	Teledyne Technologies, Inc.	3,084,335	0.9
102,951	@	Tetra Tech, Inc.	2,049,754	0.6
56,048		Toro Co.	3,058,539	0.9
79,552	@	TrueBlue, Inc.	1,117,706	0.3
23,800		Universal Forest Products, Inc.	727,328	0.2
80,803		Waste Connections, Inc.	2,794,976	0.8
46,225		Watsco, Inc.	2,757,321	0.8
109,460		Watts Water Technologies, Inc.	3,099,907	0.9
69,300		Woodward Governor Co.	2,246,706	0.7
			57,893,519	17.3
		Information Technology: 17.7%
105,600		Adtran, Inc.	3,279,936	1.0
226,941	@	Advanced Energy Industries, Inc.	2,267,141	0.7
39,880		Anixter International, Inc.	2,353,319	0.7
60,759	@	Ansys, Inc.	3,279,771	1.0
44,100	@	Ariba, Inc.	1,196,433	0.4
148,700	@	Arris Group, Inc.	1,623,804	0.5
62,000	@, L	Aruba Networks, Inc.	1,322,460	0.4
32,500	@, L	Blackboard, Inc.	1,371,825	0.4
26,370	@	CACI International, Inc.	1,451,932	0.4
73,066	@	Concur Technologies, Inc.	3,055,620	0.9
103,584	@	Digital River, Inc.	2,084,110	0.6
59,569	@	FEI Co.	1,905,612	0.6
180,550	@	Formfactor, Inc.	1,424,539	0.4
78,000	@	Fortinet, Inc.	1,492,140	0.4
48,350	@	Informatica Corp.	2,020,063	0.6
169,900	@	Intermec, Inc.	1,252,163	0.4
53,978	@	Micros Systems, Inc.	2,572,591	0.8
98,000	@	Microsemi Corp.	1,521,940	0.4
97,372		MKS Instruments, Inc.	2,260,978	0.7
161,800	@	Parametric Technology Corp.	2,912,400	0.9
77,003	@	Plexus Corp.	2,046,740	0.6
106,722	@	Polycom, Inc.	2,539,984	0.8
50,500		Power Integrations, Inc.	1,623,070	0.5
126,950	@	Progress Software Corp.	2,644,368	0.8
156,500	@	QLogic Corp.	2,186,305	0.6
122,030	@	Quest Software, Inc.	2,102,577	0.6
100,200	@	Riverbed Technolgoy, Inc.	2,482,956	0.7
127,000	@	SuccessFactors, Inc.	2,966,720	0.9
			59,241,497	17.7
		Materials: 5.6%
88,501		Buckeye Technologies, Inc.	2,406,342	0.7
200,700		Commercial Metals Co.	2,358,225	0.7
148,800		HB Fuller Co.	3,298,896	1.0
51,415		Minerals Technologies, Inc.	2,982,584	0.9
72,400		RPM International, Inc.	1,508,816	0.5
255,600	@	Thompson Creek Metals Co., Inc.	2,113,812	0.6
146,980		Worthington Industries	2,388,425	0.7
102,468		Zep, Inc.	1,806,511	0.5
			18,863,611	5.6
		Telecommunication Services: 1.6%
183,259		Alaska Communications Systems Group, Inc.	1,392,768	0.4
85,371		NTELOS Holdings Corp.	1,677,540	0.5
64,725	@	SBA Communications Corp.	2,445,958	0.7
			5,516,266	1.6
		Utilities: 3.9%
103,860		Cleco Corp.	3,690,146	1.1
90,700		El Paso Electric Co.	3,137,313	0.9
71,160		Idacorp, Inc.	2,718,312	0.8
144,325		Portland General Electric Co.	3,481,119	1.1
			13,026,890	3.9
		Total Common Stock
		(Cost $340,690,784)	324,072,478	96.8
EXCHANGE-TRADED FUNDS: 1.3%
8,000		iShares Russell 2000 Growth Index Fund	664,800	0.2

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
49,600		iShares Russell 2000 Index Fund	$3,600,464	1.1
		Total Exchange-Traded Funds
		(Cost $4,610,059)	4,265,264	1.3
		Total Long-Term Investments
		(Cost $345,300,843)	328,337,742	98.1
SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateral(cc): 1.5%
4,929,862		BNY Mellon Overnight Government Fund(1)	4,929,862	1.5
105,207	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	84,165	0.0
		Total Securities Lending Collateral
		(Cost $5,035,068)	5,014,027	1.5
		Repurchase Agreement: 1.2%
3,936,000

Morgan Stanley Repurchase Agreement dated 08/31/11, 0.0400%, due 09/01/11, $3,936,004 to be received upon repurchase (Collateralized by $3,985,678 FNMA, 0.75%-1.50%, Market Value plus accrued interest $4,014,721, due 12/18/13-11/23/15)

		(Cost $3,936,000)	3,936,000	1.2
		Total Short-Term Investments
		(Cost $8,971,068)	8,950,027	2.7
		Total Investments in Securities (Cost $354,271,911)*	$337,287,769	100.8
		Liabilities in Excess of Other Assets	(2,682,078)	(0.8)
		Net Assets	$334,605,691	100.0

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2011.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	*	Cost for federal income tax purposes is $354,459,488.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$17,696,121
		Gross Unrealized Depreciation	(34,867,840)
		Net Unrealized depreciation	$(17,171,719)

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$324,072,478	$—	$—	$324,072,478
Exchange-Traded Funds	4,265,264	—	—	4,265,264
Short-Term Investments	4,929,862	3,936,000	84,165	8,950,027
Total Investments, at value	$333,267,604	$3,936,000	$84,165	$337,287,769

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Small Company Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	5/31/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	8/31/2011
Asset Table
Investments, at value
Short-Term Investments	$84,165	$—	$—	$—	$—	$—	$—	$—	$84,165
Total Investments, at value	$84,165	$—	$—	$—	$—	$—	$—	$—	$84,165

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 91.5%
		Consumer Discretionary: 9.9%
390		Abercrombie & Fitch Co.	$24,808	0.1
1,440	@	Amazon.com, Inc.	310,018	0.6
510	@	Apollo Group, Inc. - Class A	23,881	0.1
310	@	Autonation, Inc.	12,518	0.0
70	@	Autozone, Inc.	21,490	0.0
1,020	@	Bed Bath & Beyond, Inc.	57,997	0.1
1,410		Best Buy Co., Inc.	36,082	0.1
290	@	Big Lots, Inc.	9,831	0.0
1,000		Cablevision Systems Corp.	18,060	0.0
1,000	@	Carmax, Inc.	28,110	0.1
1,880		Carnival Corp.	62,096	0.1
2,850		CBS Corp. - Class B	71,393	0.1
100	@	Chipotle Mexican Grill, Inc.	31,337	0.1
1,170		Coach, Inc.	65,777	0.1
10,980		Comcast Corp. — Class A	236,180	0.5
560		Darden Restaurants, Inc.	26,936	0.1
300		DeVry, Inc.	13,254	0.0
3,250	@	DIRECTV	142,903	0.3
1,200	@	Discovery Communications, Inc. - Class A	50,736	0.1
1,220		D.R. Horton, Inc.	12,834	0.0
850		Expedia, Inc.	25,764	0.1
560		Family Dollar Stores, Inc.	29,898	0.1
15,510	@	Ford Motor Co.	172,471	0.4
660		Fortune Brands, Inc.	37,699	0.1
560	@	GameStop Corp.	13,401	0.0
1,050		Gannett Co., Inc.	12,128	0.0
1,700		Gap, Inc.	28,084	0.1
680		Genuine Parts Co.	37,414	0.1
1,050	@	Goodyear Tire & Rubber Co.	13,083	0.0
1,290		H&R Block, Inc.	19,505	0.0
1,000		Harley-Davidson, Inc.	38,660	0.1
320		Harman International Industries, Inc.	11,581	0.0
560		Hasbro, Inc.	21,694	0.0
6,220		Home Depot, Inc.	207,624	0.4
1,240		International Game Technology	18,922	0.0
2,100		Interpublic Group of Cos., Inc.	18,123	0.0
880		JC Penney Co., Inc.	23,434	0.0
2,910		Johnson Controls, Inc.	92,771	0.2
1,240		Kohl’s Corp.	57,462	0.1
580		Leggett & Platt, Inc.	12,870	0.0
710		Lennar Corp.	10,437	0.0
5,520		Lowe’s Cos., Inc.	110,014	0.2
1,040		Limited Brands, Inc.	39,250	0.1
1,830		Macy’s, Inc.	47,488	0.1
1,242		Marriott International, Inc.	36,366	0.1
1,510		Mattel, Inc.	40,574	0.1
4,150		McDonald’s Corp.	375,409	0.8
1,340		McGraw-Hill Cos., Inc.	56,427	0.1
200	@	NetFlix, Inc.	47,002	0.1
1,220		Newell Rubbermaid, Inc.	16,885	0.0
9,330		News Corp. - Class A	161,129	0.3
1,560		Nike, Inc.	135,174	0.3
740		Nordstrom, Inc.	33,640	0.1
1,240		Omnicom Group	50,282	0.1
550	@	O’Reilly Automotive, Inc.	35,684	0.1
210	@	Priceline.com, Inc.	112,825	0.2
1,433	@	Pulte Homes, Inc.	6,878	0.0
240		Ralph Lauren Corp.	32,906	0.1
500		Ross Stores, Inc.	38,262	0.1
350		Scripps Networks Interactive - Class A	14,997	0.0
140	@	Sears Holding Corp.	8,385	0.0
3,050		Staples, Inc.	44,957	0.1
3,220		Starbucks Corp.	124,356	0.3
820		Starwood Hotels & Resorts Worldwide, Inc.	36,539	0.1
2,710		Target Corp.	140,026	0.3
560		Tiffany & Co.	40,298	0.1
1,300		Time Warner Cable, Inc.	85,150	0.2
4,340		Time Warner, Inc.	137,404	0.3
1,530		TJX Cos., Inc.	83,569	0.2
500	@	Urban Outfitters, Inc.	13,088	0.0
390		VF Corp.	45,653	0.1
2,380		Viacom - Class B	114,811	0.2
7,550		Walt Disney Co.	257,153	0.5
40		Washington Post	14,230	0.0
360		Whirlpool Corp.	22,568	0.0
730		Wyndham Worldwide Corp.	23,710	0.1
300		Wynn Resorts Ltd.	46,416	0.1
1,900		Yum! Brands, Inc.	103,303	0.2
			4,892,074	9.9
		Consumer Staples: 10.3%
8,400		Altria Group, Inc.	228,396	0.5
2,880		Archer-Daniels-Midland Co.	82,022	0.2
1,830		Avon Products, Inc.	41,285	0.1
450		Brown-Forman Corp.	32,288	0.1
800		Campbell Soup Co.	25,496	0.0
560		Clorox Co.	39,032	0.1
9,210		Coca-Cola Co.	648,845	1.3
1,420		Coca-Cola Enterprises, Inc.	39,220	0.1
2,020		Colgate-Palmolive Co.	181,739	0.4
1,700		ConAgra Foods, Inc.	41,514	0.1
780	@	Constellation Brands, Inc.	15,421	0.0
1,730		Costco Wholesale Corp.	135,874	0.3
5,570		CVS Caremark Corp.	200,019	0.4
760	@	Dean Foods Co.	6,566	0.0
900		Dr. Pepper Snapple Group, Inc.	34,632	0.1
440		Estee Lauder Cos., Inc.	42,970	0.1
2,680		General Mills, Inc.	101,599	0.2
680		Hershey Co.	39,882	0.1
1,280		HJ Heinz Co.	67,379	0.1
600		Hormel Foods Corp.	16,566	0.0
450		JM Smucker Co.	32,441	0.1
1,070		Kellogg Co.	58,122	0.1
1,530		Kimberly-Clark Corp.	105,815	0.2
6,960		Kraft Foods, Inc.	243,739	0.5

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
2,580		Kroger Co.	$60,785	0.1
607		Lorillard, Inc.	67,632	0.1
560		McCormick & Co., Inc.	26,762	0.0
900		Mead Johnson Nutrition Co.	64,125	0.1
660		Molson Coors Brewing Co.	28,875	0.1
6,257		PepsiCo, Inc.	403,139	0.8
7,100		Philip Morris International, Inc.	492,172	1.0
11,220		Procter & Gamble Co.	714,490	1.4
1,420		Reynolds American, Inc.	53,349	0.1
1,530		Safeway, Inc.	28,045	0.1
2,450		Sara Lee Corp.	44,198	0.1
900		Supervalu, Inc.	7,173	0.0
2,460		Sysco Corp.	68,708	0.1
1,320		Tyson Foods, Inc.	23,060	0.0
3,720		Walgreen Co.	130,981	0.3
7,570		Wal-Mart Stores, Inc.	402,800	0.8
660		Whole Foods Market, Inc.	43,580	0.1
			5,120,736	10.3
		Energy: 11.3%
961	@	Alpha Natural Resources, Inc.	31,780	0.1
2,000		Anadarko Petroleum Corp.	147,500	0.3
1,490		Apache Corp.	153,574	0.3
1,788		Baker Hughes, Inc.	109,265	0.2
450		Cabot Oil & Gas Corp.	34,137	0.1
1,050	@	Cameron International Corp.	54,558	0.1
2,800		Chesapeake Energy Corp.	90,692	0.2
8,080		Chevron Corp.	799,193	1.6
5,660		ConocoPhillips	385,276	0.8
970		Consol Energy, Inc.	44,290	0.1
1,700	@	Denbury Resources, Inc.	27,115	0.1
1,700		Devon Energy Corp.	115,311	0.2
300		Diamond Offshore Drilling	19,119	0.0
3,250		El Paso Corp.	62,205	0.1
1,150		EOG Resources, Inc.	106,479	0.2
600		EQT Corp.	35,892	0.1
20,018		ExxonMobil Corp.	1,482,133	3.0
1,000	@	FMC Technologies, Inc.	44,460	0.1
3,730		Halliburton Co.	165,500	0.3
500		Helmerich & Payne, Inc.	28,510	0.1
1,220		Hess Corp.	72,395	0.1
3,050		Marathon Oil Corp.	82,106	0.2
1,525		Marathon Petroleum Corp.	56,517	0.1
830		Murphy Oil Corp.	44,471	0.1
1,220	@	Nabors Industries Ltd.	22,497	0.0
1,710		National Oilwell Varco, Inc.	113,065	0.2
600	@	Newfield Exploration Co.	30,630	0.1
1,100		Noble Corp.	37,136	0.1
770		Noble Energy, Inc.	68,037	0.1
3,210		Occidental Petroleum Corp.	278,435	0.6
1,120		Peabody Energy Corp.	54,656	0.1
450		Pioneer Natural Resources Co.	35,176	0.1
800		QEP Resources, Inc.	28,168	0.1
660		Range Resources Corp.	42,742	0.1
540	@	Rowan Cos., Inc.	19,478	0.0
5,441		Schlumberger Ltd.	425,051	0.9
1,450	@	Southwestern Energy Co.	55,027	0.1
2,780		Spectra Energy Corp.	72,197	0.1
560		Sunoco, Inc.	21,358	0.0
660	@	Tesoro Corp.	15,880	0.0
2,420		Valero Energy Corp.	54,982	0.1
2,510		Williams Cos., Inc.	67,745	0.1
			5,634,738	11.3
		Financials: 13.0%
1,300		ACE Ltd.	83,954	0.2
2,000		Aflac, Inc.	75,440	0.2
2,190		Allstate Corp.	57,444	0.1
4,150		American Express Co.	206,297	0.4
1,811	@	American International Group, Inc.	45,873	0.1
1,050		Ameriprise Financial, Inc.	47,985	0.1
1,290		AON Corp.	60,282	0.1
460		Apartment Investment & Management Co.	12,222	0.0
440		Assurant, Inc.	15,475	0.0
389		AvalonBay Communities, Inc.	53,052	0.1
40,282		Bank of America Corp.	329,104	0.7
5,230		Bank of New York Mellon Corp.	108,104	0.2
2,990		BB&T Corp.	66,647	0.1
6,900	@	Berkshire Hathaway, Inc.	503,700	1.0
400		Blackrock, Inc.	65,900	0.1
590		Boston Properties, Inc.	61,531	0.1
1,910		Capital One Financial Corp.	87,955	0.2
1,230	@	CB Richard Ellis Group, Inc.	18,647	0.0
4,300		Charles Schwab Corp.	53,019	0.1
1,210		Chubb Corp.	74,887	0.2
680		Cincinnati Financial Corp.	18,986	0.0
11,632		Citigroup, Inc.	361,174	0.7
320		CME Group, Inc.	85,478	0.2
760		Comerica, Inc.	19,448	0.0
2,300		Discover Financial Services	57,868	0.1
1,070	@	E*Trade Financial Corp.	13,225	0.0
1,220		Equity Residential	74,640	0.1
390		Federated Investors, Inc.	6,907	0.0
3,870		Fifth Third Bancorp.	41,099	0.1
1,118		First Horizon National Corp.	7,871	0.0
640		Franklin Resources, Inc.	76,749	0.2
2,080	@	Genworth Financial, Inc.	14,373	0.0
2,060		Goldman Sachs Group, Inc.	239,413	0.5
1,940		Hartford Financial Services Group, Inc.	37,132	0.1
1,750		HCP, Inc.	65,240	0.1

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
750		Health Care Real Estate Investment Trust, Inc.	$38,220	0.1
2,921		Host Hotels & Resorts, Inc.	34,555	0.1
2,220		Hudson City Bancorp., Inc.	13,786	0.0
3,710		Huntington Bancshares, Inc.	18,661	0.0
340	@	IntercontinentalExchange, Inc.	40,103	0.1
2,000	@	Invesco Ltd.	36,600	0.1
810		Janus Capital Group, Inc.	5,913	0.0
15,934		JPMorgan Chase & Co.	598,481	1.2
4,080		Keycorp	27,091	0.1
1,700		Kimco Realty Corp.	30,090	0.1
630		Legg Mason, Inc.	17,936	0.0
850		Leucadia National Corp.	25,186	0.0
1,320		Lincoln National Corp.	27,390	0.1
1,276		Loews Corp.	48,003	0.1
520		M&T Bank Corp.	39,556	0.1
2,320		Marsh & McLennan Cos., Inc.	68,950	0.1
4,300		Metlife, Inc.	144,480	0.3
880		Moody’s Corp.	27,130	0.1
6,230		Morgan Stanley	109,025	0.2
650	@	Nasdaq Stock Market, Inc.	15,398	0.0
1,050		Northern Trust Corp.	40,352	0.1
1,120		NYSE Euronext	30,554	0.1
1,550		People’s United Financial, Inc.	18,212	0.0
680		Plum Creek Timber Co., Inc.	25,820	0.1
2,015		PNC Financial Services Group, Inc.	101,032	0.2
1,320		Principal Financial Group, Inc.	33,475	0.1
2,750		Progressive Corp.	52,745	0.1
1,757		ProLogis, Inc.	47,843	0.1
1,950		Prudential Financial, Inc.	97,909	0.2
560		Public Storage, Inc.	69,289	0.1
5,350		Regions Financial Corp.	24,289	0.0
1,240		Simon Property Group, Inc.	145,700	0.3
2,200		SLM Corp.	30,206	0.1
2,160		State Street Corp.	76,723	0.2
2,310		SunTrust Bank	45,969	0.1
1,120		T. Rowe Price Group, Inc.	59,898	0.1
435		Torchmark Corp.	16,621	0.0
1,710		Travelers Cos., Inc.	86,287	0.2
1,290		UnumProvident Corp.	30,367	0.1
7,640		US Bancorp.	177,324	0.4
1,150		Ventas, Inc.	61,502	0.1
669		Vornado Realty Trust	57,474	0.1
21,023		Wells Fargo & Co.	548,700	1.1
2,278		Weyerhaeuser Co.	41,072	0.1
1,280		XL Group PLC	26,637	0.1
740		Zions Bancorp.	12,906	0.0
			6,472,581	13.0
		Health Care: 10.8%
6,110		Abbott Laboratories	320,836	0.6
1,620		Aetna, Inc.	64,849	0.1
1,490	@	Agilent Technologies, Inc.	54,936	0.1
1,200		Allergan, Inc.	98,172	0.2
1,160		AmerisourceBergen Corp.	45,913	0.1
3,610		Amgen, Inc.	200,012	0.4
2,180		Baxter International, Inc.	122,036	0.2
950		Becton Dickinson & Co.	77,311	0.2
1,020	@	Biogen Idec, Inc.	96,084	0.2
6,530	@	Boston Scientific Corp.	44,273	0.1
6,740		Bristol-Myers Squibb Co.	200,515	0.4
1,510		Cardinal Health, Inc.	64,175	0.1
955	@	CareFusion Corp.	24,458	0.0
1,880	@	Celgene Corp.	111,804	0.2
300	@	Cephalon, Inc.	24,192	0.0
600	@	Cerner Corp.	39,576	0.1
1,120		Cigna Corp.	52,349	0.1
660	@	Coventry Health Care, Inc.	21,701	0.0
2,000		Covidien PLC	104,360	0.2
390		CR Bard, Inc.	37,151	0.1
450	@	DaVita, Inc.	33,111	0.1
550		Densply International, Inc.	19,360	0.0
500	@	Edwards Lifesciences Corp.	37,725	0.1
4,120		Eli Lilly & Co.	154,541	0.3
2,000	@	Express Scripts, Inc.	93,880	0.2
1,240	@	Forest Laboratories, Inc.	42,458	0.1
3,350	@	Gilead Sciences, Inc.	133,615	0.3
760	@	Hospira, Inc.	35,112	0.1
760		Humana, Inc.	59,006	0.1
150	@	Intuitive Surgical, Inc.	57,203	0.1
11,070		Johnson & Johnson	728,406	1.5
440	@	Laboratory Corp. of America Holdings	36,753	0.1
777	@	Life Technologies Corp.	32,634	0.1
1,050		McKesson Corp.	83,926	0.2
1,620	@	Medco Health Solutions, Inc.	87,707	0.2
4,330		Medtronic, Inc.	151,853	0.3
12,345		Merck & Co., Inc.	408,866	0.8
1,840	@	Mylan Laboratories	38,198	0.1
460		Pall Corp.	23,520	0.0
410		Patterson Cos., Inc.	11,980	0.0
460		PerkinElmer, Inc.	10,520	0.0
31,417		Pfizer, Inc.	596,295	1.2
660		Quest Diagnostics	33,046	0.1
1,390		St. Jude Medical, Inc.	63,301	0.1
1,300		Stryker Corp.	63,492	0.1
2,100	@	Tenet Healthcare Corp.	11,088	0.0
1,530	@	Thermo Fisher Scientific, Inc.	84,043	0.2
4,440		UnitedHealth Group, Inc.	210,989	0.4
460	@	Varian Medical Systems, Inc.	26,202	0.1
390	@	Waters Corp.	31,149	0.1
540	@	Watson Pharmaceuticals, Inc.	36,245	0.1
1,440		WellPoint, Inc.	91,152	0.2

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
850	@	Zimmer Holdings, Inc.	$48,356	0.1
			5,380,435	10.8
		Industrials: 9.6%
2,850		3M Co.	236,493	0.5
440		Avery Dennison Corp.	12,808	0.0
2,970		Boeing Co.	198,574	0.4
2,580		Caterpillar, Inc.	234,780	0.5
670		CH Robinson Worldwide, Inc.	47,235	0.1
560		Cintas Corp.	17,909	0.0
4,490		CSX Corp.	98,511	0.2
850		Cummins, Inc.	78,982	0.2
2,200		Danaher Corp.	100,782	0.2
1,730		Deere & Co.	139,819	0.3
760		Dover Corp.	43,715	0.1
200		Dun & Bradstreet Corp.	13,378	0.0
1,420		Eaton Corp.	60,989	0.1
3,090		Emerson Electric Co.	143,840	0.3
560		Equifax, Inc.	18,105	0.0
900		Expeditors International Washington, Inc.	40,950	0.1
1,300		Fastenal Co.	43,524	0.1
1,240		FedEx Corp.	97,613	0.2
200		Flowserve Corp.	18,868	0.0
780		Fluor Corp.	47,362	0.1
1,480		General Dynamics Corp.	94,838	0.2
42,710		General Electric Co.	696,600	1.4
560		Goodrich Corp.	49,941	0.1
3,170		Honeywell International, Inc.	151,558	0.3
1,980		Illinois Tool Works, Inc.	92,149	0.2
1,400		Ingersoll-Rand PLC	46,914	0.1
900		Iron Mountain, Inc.	29,286	0.1
800		ITT Corp.	37,872	0.1
510	@	Jacobs Engineering Group, Inc.	18,992	0.0
400		Joy Global, Inc.	33,380	0.1
420		L-3 Communications Holdings, Inc.	28,484	0.1
1,230		Lockheed Martin Corp.	91,254	0.2
1,510		Masco Corp.	13,394	0.0
1,430		Norfolk Southern Corp.	96,782	0.2
1,200		Northrop Grumman Corp.	65,544	0.1
1,510		Paccar, Inc.	56,821	0.1
640		Parker Hannifin Corp.	46,995	0.1
900		Pitney Bowes, Inc.	18,279	0.0
660		Precision Castparts Corp.	108,141	0.2
900	@	Quanta Services, Inc.	17,271	0.0
1,530		Raytheon Co.	66,142	0.1
1,265		Republic Services, Inc.	38,405	0.1
660		Robert Half International, Inc.	15,787	0.0
660		Rockwell Automation, Inc.	42,326	0.1
680		Rockwell Collins, Inc.	34,313	0.1
400		Roper Industries, Inc.	30,780	0.1
800		RR Donnelley & Sons Co.	12,200	0.0
250		Ryder System, Inc.	11,770	0.0
230		Snap-On, Inc.	12,169	0.0
3,320		Southwest Airlines Co.	28,618	0.1
700		Stanley Black & Decker, Inc.	43,386	0.1
400	@	Stericycle, Inc.	35,084	0.1
1,150		Textron, Inc.	19,401	0.0
2,000		Tyco International Ltd.	83,160	0.2
1,940		Union Pacific Corp.	178,810	0.4
3,840		United Parcel Service, Inc. - Class B	258,778	0.5
3,570		United Technologies Corp.	265,072	0.5
2,020		Waste Management, Inc.	66,741	0.1
220		WW Grainger, Inc.	33,902	0.1
			4,765,576	9.6
		Information Technology: 17.0%
2,500		Accenture PLC	133,975	0.3
2,190	@	Adobe Systems, Inc.	55,276	0.1
2,460	@	Advanced Micro Devices, Inc.	16,802	0.0
780	@	Akamai Technologies, Inc.	17,113	0.0
1,340		Altera Corp.	48,763	0.1
700		Amphenol Corp.	32,886	0.1
1,290		Analog Devices, Inc.	42,596	0.1
3,730	@	Apple, Inc.	1,435,416	2.9
5,580		Applied Materials, Inc.	63,166	0.1
950	@	Autodesk, Inc.	26,790	0.1
2,020		Automatic Data Processing, Inc.	101,061	0.2
780	@	BMC Software, Inc.	31,676	0.1
2,000		Broadcom Corp.	71,300	0.1
1,610		CA, Inc.	33,794	0.1
21,940		Cisco Systems, Inc.	344,019	0.7
780	@	Citrix Systems, Inc.	47,135	0.1
1,240	@	Cognizant Technology Solutions Corp.	78,678	0.2
680		Computer Sciences Corp.	20,849	0.0
920	@	Compuware Corp.	7,783	0.0
6,630		Corning, Inc.	99,649	0.2
6,710	@	Dell, Inc.	99,744	0.2
4,630	@	eBay, Inc.	142,928	0.3
1,400	@	Electronic Arts, Inc.	31,612	0.1
8,200	@	EMC Corp.	185,238	0.4
300	@	F5 Networks, Inc.	24,486	0.0
1,180		Fidelity National Information Services, Inc.	33,252	0.1
200	@	First Solar, Inc.	19,996	0.0
580	@	Fiserv, Inc.	32,381	0.1
700		Flir Systems, Inc.	18,109	0.0
1,040	@	Google, Inc. - Class A	562,598	1.1
500		Harris Corp.	20,175	0.0
8,260		Hewlett-Packard Co.	215,008	0.4
4,900		International Business Machines Corp.	842,359	1.7
21,130		Intel Corp.	425,347	0.9
1,140	@	Intuit, Inc.	56,236	0.1
830		Jabil Circuit, Inc.	13,985	0.0
950	@	JDS Uniphase Corp.	12,322	0.0
2,270	@	Juniper Networks, Inc.	47,511	0.1
760		KLA-Tencor Corp.	27,877	0.1

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
290	@	Lexmark International, Inc.	$9,268	0.0
950		Linear Technology Corp.	27,198	0.1
2,580	@	LSI Logic Corp.	17,570	0.0
350		Mastercard, Inc.	115,399	0.2
950	@	MEMC Electronic Materials, Inc.	6,631	0.0
780		Microchip Technology, Inc.	25,600	0.1
3,620	@	Micron Technology, Inc.	21,394	0.0
29,920		Microsoft Corp.	795,872	1.6
560		Molex, Inc.	12,236	0.0
510	@	Monster Worldwide, Inc.	4,814	0.0
1,226	@	Motorola Mobility Holdings, Inc.	46,245	0.1
1,415		Motorola Solutions, Inc.	59,557	0.1
1,000		National Semiconductor Corp.	24,900	0.1
1,590	@	NetApp, Inc.	59,816	0.1
390	@	Novellus Systems, Inc.	10,908	0.0
2,540	@	Nvidia Corp.	33,807	0.1
15,550		Oracle Corp.	436,489	0.9
1,340		Paychex, Inc.	36,153	0.1
6,630		Qualcomm, Inc.	341,180	0.7
800	@	Red Hat, Inc.	31,632	0.1
1,200	@	SAIC, Inc.	18,000	0.0
550	@	Salesforce.com, Inc.	70,813	0.1
1,050	@	Sandisk Corp.	38,482	0.1
3,160	@	Symantec Corp.	54,194	0.1
1,530		Tellabs, Inc.	6,242	0.0
680	@	Teradata Corp.	35,605	0.1
830	@	Teradyne, Inc.	10,043	0.0
4,760		Texas Instruments, Inc.	124,760	0.3
680		Total System Services, Inc.	12,342	0.0
680		VeriSign, Inc.	21,182	0.0
1,900		Visa, Inc.	166,972	0.3
1,000	@	Western Digital Corp.	29,490	0.1
2,720		Western Union Co.	44,934	0.1
5,998		Xerox Corp.	49,783	0.1
1,120		Xilinx, Inc.	34,877	0.1
5,530	@	Yahoo!, Inc.	75,236	0.2
			8,429,515	17.0
		Materials: 3.3%
860		Air Products & Chemicals, Inc.	70,408	0.1
300		Airgas, Inc.	19,464	0.0
450		AK Steel Holding Corp.	4,045	0.0
4,540		Alcoa, Inc.	58,157	0.1
490		Allegheny Technologies, Inc.	24,559	0.1
680		Ball Corp.	24,426	0.1
490		Bemis Co., Inc.	15,219	0.0
300		CF Industries Holdings, Inc.	54,846	0.1
600		Cliffs Natural Resources, Inc.	49,710	0.1
4,800		Dow Chemical Co.	136,560	0.3
290		Eastman Chemical Co.	23,992	0.1
980		Ecolab, Inc.	52,528	0.1
3,630		EI Du Pont de Nemours & Co.	175,220	0.4
300		FMC Corp.	22,779	0.0
3,840		Freeport-McMoRan Copper & Gold, Inc.	181,018	0.4
390		International Flavors & Fragrances, Inc.	22,628	0.0
1,830		International Paper Co.	49,684	0.1
680		MeadWestvaco Corp.	18,714	0.0
2,040		Monsanto Co.	140,617	0.3
2,000		Newmont Mining Corp.	125,240	0.3
1,320		Nucor Corp.	47,626	0.1
700	@	Owens-Illinois, Inc.	13,258	0.0
680		PPG Industries, Inc.	52,081	0.1
1,240		Praxair, Inc.	122,128	0.3
680		Sealed Air Corp.	12,526	0.0
390		Sherwin-Williams Co.	29,539	0.1
560		Sigma-Aldrich Corp.	36,058	0.1
340		Titanium Metals Corp.	5,450	0.0
610		United States Steel Corp.	18,373	0.0
540		Vulcan Materials Co.	18,916	0.0
			1,625,769	3.3
		Telecommunications: 2.8%
1,630	@	American Tower Corp.	87,792	0.2
23,880		AT&T, Inc.	680,103	1.4
2,586		CenturyTel, Inc.	93,484	0.2
4,217		Frontier Communications Corp.	31,585	0.1
1,100	@	MetroPCS Communications, Inc.	12,276	0.0
12,670	@	Sprint Nextel Corp.	47,639	0.1
11,170		Verizon Communications, Inc.	404,019	0.8
2,200		Windstream Corp.	27,940	0.0
			1,384,838	2.8
		Utilities: 3.5%
2,830	@	AES Corp.	30,734	0.1
1,000		Ameren Corp.	30,260	0.1
2,030		American Electric Power Co., Inc.	78,419	0.2
1,790		CenterPoint Energy, Inc.	35,818	0.1
1,050		CMS Energy Corp.	20,685	0.0
1,220		Consolidated Edison, Inc.	68,576	0.1
830		Constellation Energy Group, Inc.	31,947	0.1
2,290		Dominion Resources, Inc.	111,615	0.2
680		DTE Energy Co.	34,381	0.1
5,690		Duke Energy Corp.	107,598	0.2
1,380		Edison International	51,322	0.1
750		Entergy Corp.	48,907	0.1
2,780		Exelon Corp.	119,873	0.2
1,760		FirstEnergy Corp.	77,880	0.2
290		Integrys Energy Group, Inc.	14,520	0.0
1,730		NextEra Energy, Inc.	98,126	0.2
220		Nicor, Inc.	12,232	0.0
1,220		NiSource, Inc.	26,059	0.1
750		Northeast Utilities	26,025	0.1
1,000	@	NRG Energy, Inc.	23,440	0.1

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
500		Oneok, Inc.	$35,450	0.1
980		Pepco Holdings, Inc.	19,090	0.0
1,710		Pacific Gas & Electric Co.	72,418	0.2
490		Pinnacle West Capital Corp.	21,678	0.0
2,460		PPL Corp.	71,045	0.1
1,220		Progress Energy, Inc.	59,536	0.1
2,120		Public Service Enterprise Group, Inc.	72,356	0.1
500		SCANA Corp.	20,110	0.0
970		Sempra Energy	50,944	0.1
3,570		Southern Co.	147,655	0.3
900		TECO Energy, Inc.	16,470	0.0
1,040		Wisconsin Energy Corp.	32,906	0.1
2,080		Xcel Energy, Inc.	51,314	0.1
			1,719,389	3.5
		Total Common Stock
		(Cost $36,855,421)	45,425,651	91.5
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
560,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $560,000)	560,000	1.1
		Total Short-Term Investments
		(Cost $560,000)	560,000	1.1
		Total Investments in Securities (Cost $37,415,421)*	$45,985,651	92.6
		Assets in Excess of Other Liabilities	3,653,785	7.4
		Net Assets	$49,639,436	100.0

	@	Non-income producing security
	*	Cost for federal income tax purposes is $45,704,939.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$9,687,505
		Gross Unrealized Depreciation	(9,406,793)
		Net Unrealized appreciation	$280,712

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock*	$45,425,651	$—	$—	$45,425,651
Short-Term Investments	$560,000	$—	$—	$560,000
Total Investments, at value	$45,985,651	$—	$—	$45,985,651
Other Financial Instruments+
Futures	888,652	—	—	888,652
Total Assets	$46,874,303	$—	$—	$46,874,303
Liabilities Table
Other Financial Instruments+
Futures	$(6,905,137)	$—	$—	$(6,905,137)
Total Liabilities	$(6,905,137)	$—	$—	$(6,905,137)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

ING Tactical Asset Allocation Fund Open Futures Contracts on August 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CAC40® 10 Euro	48	09/16/11	$2,241,963	$23,203
FTSE 100 Index	38	09/16/11	3,322,371	(184,015)
FTSE/MIB Index	13	09/16/11	1,451,188	(302,803)
Hang Seng Index	14	09/29/11	1,839,041	611,268
IBEX 35® Index	37	09/16/11	4,643,735	47,082
Long Gilt	11	12/28/11	2,258,283	(13,871)
MSCI Singapore Index (SGX)	18	09/29/11	983,476	49,194
NIKKEI 225 (OSE)	7	09/08/11	819,120	(5,595,250)
S&P 500 E-Mini	37	09/16/11	2,252,745	29,762
S&P 500®	9	09/15/11	2,739,825	(121,275)
U.S. Treasury 10-Year Note	31	12/20/11	3,999,969	171
			$26,551,716	$(5,456,534)
Short Contracts
Amsterdam Exchanges Index	40	09/16/11	(3,368,863)	(36,900)
ASX SPI 200® Index	19	09/15/11	(2,177,739)	100,654
Australia 10-Year Bond	43	09/15/11	(5,196,232)	(307,656)
Canada 10-Year Bond	7	12/19/11	(925,733)	3,262
Euro-Bund	27	09/08/11	(5,218,950)	(193,307)
OMXS30™ Index	244	09/16/11	(3,681,258)	(150,060)
S&P/TSX 60 Index	10	09/15/11	(1,485,551)	24,056
			$(22,054,326)	$(559,951)

PORTFOLIO OF INVESTMENTS
ING Tactical Asset Allocation Fund	as of August 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of August 31, 2011:

Derivatives Fair Value*
Equity contracts	$(5,725,745)
Interest rate contracts	(290,740)
Total	$(6,016,485)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	October 21, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	October 21, 2011